Document and Entity Information (USD $)	12 Months Ended
	Jun. 30, 2011	Jul. 31, 2011	Dec. 31, 2010
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	PH
Entity Registrant Name	PARKER HANNIFIN CORP
Entity Central Index Key	0000076334
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		155,061,050
Entity Public Float			$ 13,856,268,971

CONSOLIDATED STATEMENT OF INCOME (USD $) In Thousands, except Per Share data	12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Net sales	$ 12,345,870	[1]	$ 9,993,166	[1]	$ 10,309,015	[1]
Cost of sales	9,387,457		7,847,067		8,181,348
Gross profit	2,958,413		2,146,099		2,127,667
Selling, general and administrative expenses	1,467,773		1,277,080		1,290,379
Interest expense	99,704		103,599		112,071
Other (income) expense, net	(15,075)		311		42,470
(Gain) loss on disposal of assets	(7,710)		10,292		(336)
Income before income taxes	1,413,721		754,817		683,083
Income taxes (Note 4)	356,571		198,452		172,939
Net Income	1,057,150		556,365		510,144
Less: Noncontrolling interest in subsidiaries' earnings	8,020		2,300		1,629
Net Income Attributable to Common Shareholders	$ 1,049,130		$ 554,065		$ 508,515
Earnings per Share Attributable to Common Shareholders (Note 5)
Basic earnings per share	$ 6.51		$ 3.44		$ 3.15
Diluted earnings per share	$ 6.37		$ 3.4		$ 3.13

[1]	Net sales are attributed to countries based on the location of the selling unit. North America includes the United States, Canada and Mexico. No country other than the United States represents greater than 10 percent of consolidated sales. Long-lived assets are comprised of plant and equipment based on physical location.

CONSOLIDATED BALANCE SHEET (USD $) In Thousands	Jun. 30, 2011		Jun. 30, 2010
Current Assets
Cash and cash equivalents	$ 657,466		$ 575,526
Accounts receivable, net (Note 1)	1,977,856		1,599,941
Inventories (Notes 1 and 6):
Finished products	584,683		465,477
Work in process	670,588		564,204
Raw materials	156,882		141,974
Inventory, Net, Total	1,412,153		1,171,655
Prepaid expenses	111,934		111,545
Deferred income taxes (Notes 1 and 4)	145,847		130,129
Total Current Assets	4,305,256		3,588,796
Plant and equipment (Note 1):
Land and land improvements	308,052		284,971
Buildings and building equipment	1,460,333		1,326,793
Machinery and equipment	3,112,810		2,897,049
Construction in progress	63,540		45,184
Property, Plant and Equipment, Gross, Total	4,944,735		4,553,997
Less accumulated depreciation	3,147,556		2,856,116
Property, Plant and Equipment, Net, Total	1,797,179		1,697,881
Goodwill (Notes 1 and 7)	3,009,116		2,786,334
Intangible assets, net (Notes 1 and 7)	1,177,722		1,150,051
Investments and other assets (Note 1)	597,532		687,320
Total Assets	10,886,805	[1]	9,910,382	[1]
Current Liabilities
Notes payable and long-term debt payable within one year (Notes 8 and 9)	75,271		363,272
Accounts payable, trade	1,173,851		888,743
Accrued payrolls and other compensation	467,043		371,393
Accrued domestic and foreign taxes	232,774		176,349
Other accrued liabilities	442,104		405,134
Total Current Liabilities	2,391,043		2,204,891
Long-term debt (Note 9)	1,691,086		1,413,634
Pensions and other postretirement benefits (Note 10)	862,938		1,500,928
Deferred income taxes (Notes 1 and 4)	160,035		135,321
Other liabilities	293,367		196,208
Total Liabilities	5,398,469		5,450,982
Shareholders' Equity
Serial preferred stock, $.50 par value, authorized 3,000,000 shares; none issued
Common stock, $.50 par value, authorized 600,000,000 shares; issued 181,046,128 shares in 2011 and 2010	90,523		90,523
Additional capital	668,332		637,442
Retained earnings	6,891,407		6,086,545
Accumulated other comprehensive (loss)	(450,990)		(1,208,561)
Treasury shares at cost: 25,955,619 in 2011 and 19,790,110 in 2010	(1,815,418)		(1,237,984)
Total Shareholders' Equity	5,383,854		4,367,965
Noncontrolling interests	104,482		91,435
Total Equity	5,488,336		4,459,400
Total Liabilities and Equity	$ 10,886,805		$ 9,910,382

[1]	Corporate assets are principally cash and cash equivalents, domestic deferred income taxes, investments, benefit plan assets, headquarters facilities and the major portion of the Company's domestic data processing equipment.

CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $)	Jun. 30, 2011	Jun. 30, 2010
Serial preferred stock, par value	$ 0.5	$ 0.5
Serial preferred stock, authorized	3,000,000	3,000,000
Serial preferred stock, issued	0	0
Common stock, par value	$ 0.5	$ 0.5
Common stock, authorized	600,000,000	600,000,000
Common stock, issued	181,046,128	181,046,128
Treasury shares, shares	25,955,619	19,790,110

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Cash Flows From Operating Activities
Net income	$ 1,057,150	$ 556,365	$ 510,144
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	229,238	245,295	252,599
Amortization	110,562	117,214	105,138
Stock incentive plan compensation	73,238	59,318	47,215
Deferred income taxes	20,715	(17,353)	(13,048)
Foreign currency transaction loss (gain)	10,470	(1,249)	1,786
(Gain) loss on sale of plant and equipment	(7,710)	10,292	(336)
Changes in assets and liabilities, net of effects from acquisitions:
Accounts receivable	(259,752)	(220,349)	598,065
Inventories	(139,062)	53,862	218,595
Prepaid expenses	6,477	29,581	(61,646)
Other assets	(39,118)	42,031	63,998
Accounts payable, trade	228,164	259,436	(304,863)
Accrued payrolls and other compensation	75,405	26,014	(67,654)
Accrued domestic and foreign taxes	53,424	63,119	(40,598)
Other accrued liabilities	(27,726)	36,137	(159,642)
Pensions and other postretirement benefits	(281,285)	(9,879)	28,522
Other liabilities	56,743	(31,012)	(49,083)
Net cash provided by operating activities	1,166,933	1,218,822	1,129,192
Cash Flows From Investing Activities
Acquisitions (less cash acquired of $385 in 2011 and $24,203 in 2009)	(60,227)	(5,451)	(722,635)
Capital expenditures	(207,294)	(129,222)	(270,733)
Proceeds from sale of plant and equipment	32,289	11,929	28,986
Other	(9,706)	(23,429)	3,551
Net cash (used in) investing activities	(244,938)	(146,173)	(960,831)
Cash Flows From Financing Activities
Proceeds from exercise of stock options	25,862	10,307	3,557
(Payments for) common shares	(693,096)	(24,999)	(447,800)
Tax benefit from stock incentive plan compensation	42,823	13,698	3,692
(Payments of) proceeds from notes payable, net	(18,908)	(421,974)	346,081
Proceeds from long-term borrowings	291,683	3,293	2,368
(Payments of) long-term borrowings	(358,058)	(67,582)	(20,671)
Dividends paid, net of tax benefit of ESOP shares	(206,084)	(162,739)	(161,575)
Net cash (used in) financing activities	(915,778)	(649,996)	(274,348)
Effect of exchange rate changes on cash	75,723	(34,738)	(32,450)
Net increase (decrease) in cash and cash equivalents	81,940	387,915	(138,437)
Cash and cash equivalents at beginning of year	575,526	187,611	326,048
Cash and cash equivalents at end of year	657,466	575,526	187,611
Cash paid during the year for:
Interest	99,227	104,812	111,648
Income taxes	$ 203,539	$ 127,320	$ 211,281

CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2009
Acquisitions, cash acquired	$ 385	$ 24,203

Consolidated Statement of Shareholders' Equity (USD $) In Thousands	Total	Common Stock	Additional Capital	Retained Earnings	Guarantee of ESOP Debt	Accumulated Other Comprehensive (Loss)	Treasury Shares	Noncontrolling Interests
Beginning Balance at Jun. 30, 2008	$ 5,330,142	$ 90,523	$ 530,914	$ 5,387,836	$ (4,951)	$ 110,224	$ (862,993)	$ 78,589
Net income	510,144			508,515				1,629
Other comprehensive (loss) income:
Foreign currency translation, net of tax of $(0,000) in 2011, $(8,274) in 2010 and $10,131 in 2009	(494,545)					(498,553)		4,008
Retirement benefits plan activity, net of tax of $(144,108)	(454,457)					(454,457)
Net unrealized loss, net of tax of $(0,000) in 2011, $(2,973) in 2010 and $173 in 2009	(233)					(233)
Total comprehensive (loss) income	(439,091)							5,637
Dividends paid	(166,511)			(161,575)				(4,936)
Stock incentive plan activity	61,178		49,379	(6,348)			18,147
Shares purchased at cost	(448,624)						(447,800)	(824)
Retirement benefits plan activity	9,571		7,908	(6,390)	4,951		3,102
Acquisition activity	3,775							3,775
Ending Balance at Jun. 30, 2009	4,350,440	90,523	588,201	5,722,038		(843,019)	(1,289,544)	82,241
Net income	556,365			554,065				2,300
Other comprehensive (loss) income:
Foreign currency translation, net of tax of $(0,000) in 2011, $(8,274) in 2010 and $10,131 in 2009	(179,832)					(186,925)		7,093
Retirement benefits plan activity, net of tax of $(144,108)	(183,364)					(183,364)
Net unrealized loss, net of tax of $(0,000) in 2011, $(2,973) in 2010 and $173 in 2009	4,747					4,747
Total comprehensive (loss) income	197,916							9,393
Dividends paid	(162,739)			(162,540)				(199)
Stock incentive plan activity	70,674		49,241	(23,131)			44,564
Shares purchased at cost	(24,999)						(24,999)
Retirement benefits plan activity	28,108			(3,887)			31,995
Ending Balance at Jun. 30, 2010	4,459,400	90,523	637,442	6,086,545		(1,208,561)	(1,237,984)	91,435
Net income	1,057,150			1,049,130				8,020
Other comprehensive (loss) income:
Foreign currency translation, net of tax of $(0,000) in 2011, $(8,274) in 2010 and $10,131 in 2009	512,081					503,756		8,325
Retirement benefits plan activity, net of tax of $(144,108)	253,603					253,603
Realized loss, net of tax of $(119)	212					212
Total comprehensive (loss) income	1,823,046							16,345
Dividends paid	(206,084)			(202,786)				(3,298)
Stock incentive plan activity	105,070		30,890	(41,482)			115,662
Shares purchased at cost	(693,096)						(693,096)
Ending Balance at Jun. 30, 2011	$ 5,488,336	$ 90,523	$ 668,332	$ 6,891,407		$ (450,990)	$ (1,815,418)	$ 104,482

Consolidated Statement of Shareholders' Equity (Parenthetical) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Foreign currency translation, tax	$ 12,675	$ (8,274)	$ 10,131
Retirement benefits plan activity, tax	(144,108)	106,065	253,261
Realized loss, tax	119
Net realized loss, tax		$ (2,937)	$ 173

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Jun. 30, 2011
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

FOR THE YEARS ENDED JUNE 30, 2009, 2010 and 2011

(Dollars in Thousands)

Column A	Column B	Column C	Column D	Column E
Description	Balance at Beginning Of Period	Additions Charged to Costs and Expenses	Other (Deductions)/ Additions (A)	Balance At End Of Period
Allowance for doubtful accounts:
Year ended June 30, 2009	$16,843	$9,157	$(6,185)	$19,815
Year ended June 30, 2010	$19,815	$1,871	$(6,985)	$14,701
Year ended June 30, 2011	$14,701	$7,520	$(11,749)	$10,472
Deferred tax asset valuation allowance:
Year ended June 30, 2009	$78,631	$34,122	$130	$112,883
Year ended June 30, 2010	$112,883	$22,970	$(43,054)	$92,799
Year ended June 30, 2011	$92,799	$102,472	$(2,367)	$192,904

(A)	For allowance for doubtful accounts, net balance of deductions due to uncollectible accounts charged off and additions due to acquisitions or recoveries. For deferred tax asset valuation allowance, primarily represents adjustments due to acquisitions and net operating losses.

Business Segment Information	12 Months Ended
Jun. 30, 2011
Business Segment Information

Business Segment Information

By Industry

(Dollars in thousands)	2011	2010	2009
Net Sales:
Industrial:
North America	$4,516,510	$3,623,460	$3,734,613
International	4,917,007	3,811,464	3,895,874
Aerospace	1,921,984	1,744,283	1,883,273
Climate & Industrial Controls	990,369	813,959	795,255

	$12,345,870	$9,993,166	$10,309,015

Segment Operating Income:
Industrial:
North America	$745,544	$487,137	$394,923
International	754,222	394,089	350,662
Aerospace	247,126	208,002	261,953
Climate & Industrial Controls	76,134	53,452	(3,737)

Total segment operating income	1,823,026	1,142,680	1,003,801
Corporate administration	163,868	153,965	152,118

Income before interest expense and other	1,659,158	988,715	851,683
Interest expense	99,704	103,599	112,071
Other expense	145,733	130,299	56,529

Income before income taxes	$1,413,721	$754,817	$683,083

Assets:
Industrial	$8,413,552	$7,309,735	$7,539,504
Aerospace	995,026	910,740	915,155
Climate & Industrial Controls	724,966	692,532	691,423
Corporate (a)	753,261	997,375	709,820

	$10,886,805	$9,910,382	$9,855,902

Property Additions (b):
Industrial	$147,929	$95,838	$346,691
Aerospace	18,012	21,619	21,877
Climate & Industrial Controls	8,234	6,040	6,645
Corporate	38,495	6,133	2,798

	$212,670	$129,630	$378,011

Depreciation:
Industrial	$186,057	$200,617	$205,584
Aerospace	20,035	20,501	20,477
Climate & Industrial Controls	12,895	14,117	16,640
Corporate	10,251	10,060	9,898

	$229,238	$245,295	$252,599

(Dollars in thousands)	2011	2010	2009
By Geographic Area (c)

Net Sales:
North America	$7,151,390	$5,913,770	$6,090,176
International	5,194,480	4,079,396	4,218,839

	$12,345,870	$9,993,166	$10,309,015

Long-Lived Assets:
North America	$864,287	$856,782	$927,318
International	932,892	841,099	953,236

	$1,797,179	$1,697,881	$1,880,554

The accounting policies of the business segments are the same as those described in the Significant Accounting Policies footnote except that the business segment results are prepared on a basis that is consistent with the manner in which the Company’s management disaggregates financial information for internal review and decision-making.

(a)	Corporate assets are principally cash and cash equivalents, domestic deferred income taxes, investments, benefit plan assets, headquarters facilities and the major portion of the Company’s domestic data processing equipment.

(b)	Includes the value of net plant and equipment at the date of acquisition of acquired companies (2011 - $5,376; 2010 - $408; 2009 - $107,278)

(c)	Net sales are attributed to countries based on the location of the selling unit. North America includes the United States, Canada and Mexico. No country other than the United States represents greater than 10 percent of consolidated sales. Long-lived assets are comprised of plant and equipment based on physical location.

Significant Accounting Policies	12 Months Ended
Jun. 30, 2011
Significant Accounting Policies
1.	Significant Accounting Policies

The significant accounting policies followed in the preparation of the accompanying consolidated financial statements are summarized below.

Nature of Operations - The Company is a leading worldwide diversified manufacturer of motion and control technologies and systems, providing precision engineered solutions for a wide variety of mobile, industrial and aerospace markets. The Company evaluates performance based on segment operating income before Corporate and administrative expenses, Interest expense and Income taxes.

The Company operates in three business segments: Industrial, Aerospace and Climate & Industrial Controls. The Industrial Segment is an aggregation of several business units, which manufacture motion-control and fluid power system components for builders and users of various types of manufacturing, packaging, processing, transportation, agricultural, construction, and military vehicles and equipment. Industrial Segment products are marketed primarily through field sales employees and independent distributors. The Industrial North American operations have manufacturing plants and distribution networks throughout the United States, Canada and Mexico and primarily service North America. The Industrial International operations provide Parker products and services to 44 countries throughout Europe, Asia Pacific, Latin America, the Middle East and Africa.

The Aerospace Segment produces hydraulic, fuel, pneumatic and electro-mechanical systems and components, which are utilized on virtually every domestic commercial, military and general aviation aircraft and also performs a vital role in naval vessels and land-based weapons systems. This Segment serves original equipment and maintenance, repair and overhaul customers worldwide. Aerospace Segment products are marketed by field sales employees and are sold directly to manufacturers and end users.

The Climate & Industrial Controls Segment manufactures motion-control systems and components for use primarily in the refrigeration and air conditioning and transportation industries. The products in the Climate & Industrial Controls Segment are marketed primarily through field sales employees and independent distributors.

See the table of Business Segment Information “By Industry” and “By Geographic Area” on pages 13-16 and 13-17 for further disclosure of business segment information.

There are no individual customers to whom sales are three percent or more of the Company’s consolidated sales. Due to the diverse group of customers throughout the world the Company does not consider itself exposed to any concentration of credit risks.

The Company manufactures and markets its products throughout the world. Although certain risks and uncertainties exist, the diversity and breadth of the Company’s products and geographic operations mitigate the risk that adverse changes with respect to any particular product and geographic operation would materially affect the Company’s operating results.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Consolidation - The consolidated financial statements include the accounts of all majority-owned domestic and foreign subsidiaries. All intercompany transactions and profits have been eliminated in the consolidated financial statements. The Company does not have off-balance sheet arrangements. Within the Business Segment Information, intersegment and interarea sales have been eliminated.

Revenue Recognition - Revenue is recognized when the risks and rewards of ownership and title to the product have transferred to the customer. The Company’s revenue recognition policies are in compliance with the SEC’s Staff Accounting Bulletin (SAB) No. 104. Shipping and handling costs billed to customers are included in Net sales and the related costs in Cost of sales.

Long-term Contracts - The Company enters into long-term contracts primarily for the production of aerospace products. For financial statement purposes, revenues are primarily recognized using the percentage-of-completion method. The extent of progress toward completion is primarily measured using the units-of-delivery method. Unbilled costs on these contracts are included in inventory. Progress payments are netted against the inventory balances. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined.

Cash - Cash equivalents consist of short-term highly liquid investments, with a three-month or less maturity, carried at cost plus accrued interest, which are readily convertible into cash.

Accounts Receivable - The Accounts receivable, net caption in the Consolidated Balance Sheet is comprised of the following components:

June 30,	2011	2010
Accounts receivable, trade	$1,780,137	$1,457,355
Allowance for doubtful accounts	(10,472)	(14,701)
Non-trade accounts receivable	75,550	58,091
Notes receivable	132,641	99,196

Total	$1,977,856	$1,599,941

Accounts receivable are initially recorded at their net collectible amount and where applicable, are generally recorded at the time the revenue from the sales transaction is recorded. Receivables are written off to bad debt primarily when, in the judgment of the Company, the receivable is deemed to be uncollectible.

Inventories - Inventories are stated at the lower of cost or market. The majority of domestic inventories are valued by the last-in, first-out method and the balance of the Company’s inventories are valued by the first-in, first-out method.

Plant, Equipment and Depreciation - Plant and equipment are recorded at cost and are depreciated principally using the straight-line method for financial reporting purposes. Depreciation rates are based on estimated useful lives of the assets, generally 40 years for buildings, 15 years for land improvements and building equipment, seven to 10 years for machinery and equipment, and three to eight years for vehicles and office equipment. Improvements, which extend the useful life of property, are capitalized, and maintenance and repairs are expensed. The Company reviews plant and equipment for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable. When plant and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the appropriate accounts and any gain or loss is included in current income.

Investments and Other Assets - Investments in joint-venture companies in which ownership is 50 percent or less and in which the Company does not have operating control are stated at cost plus the Company’s equity in undistributed earnings. These investments and the related earnings are not material to the consolidated financial statements.

Goodwill - The Company conducts a formal impairment test of goodwill on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

Intangible Assets - Intangible assets primarily include patents, trademarks and customer lists and are recorded at cost and amortized on a straight-line method. Patents are amortized over the shorter of their remaining useful or legal life. Trademarks are amortized over the estimated time period over which an economic benefit is expected to be received. Customer lists are amortized over a period based on anticipated customer attrition rates. The Company reviews intangible assets for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable.

Income Taxes - Income taxes are provided based upon income for financial reporting purposes. Deferred income taxes arise from temporary differences in the recognition of income and expense for tax purposes. Tax credits and similar tax incentives are applied to reduce the provision for income taxes in the year in which the credits arise. The Company recognizes accrued interest related to unrecognized tax benefits in income tax expense. Penalties, if incurred, are recognized in income tax expense.

Product Warranty - In the ordinary course of business the Company warrants its products against defect in design, materials and workmanship over various time periods. The warranty accrual at June 30, 2011 and 2010 is immaterial to the financial position of the Company and the change in the accrual during 2011, 2010 and 2009 was immaterial to the Company’s results of operations and cash flows.

Foreign Currency Translation - Assets and liabilities of most foreign subsidiaries are translated at current exchange rates, and income and expenses are translated using weighted-average exchange rates. The effects of these translation adjustments, as well as gains and losses from certain intercompany transactions, are reported in the Accumulated other comprehensive (loss) component of Shareholders’ equity. Such adjustments will affect Net income only upon sale or liquidation of the underlying foreign investments, which is not contemplated at this time. Exchange gains and losses from transactions in a currency other than the local currency of the entity involved, and translation adjustments in countries with highly inflationary economies, are included in Net income.

Subsequent Events - The Company has evaluated subsequent events that have occurred through the date of filing of the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2011. No subsequent events occurred that required either adjustment to or disclsure in these financial statements.

Recent Accounting Pronouncements - In May 2011, the Financial Accounting Standards Board (FASB) issued new accounting guidance to improve consistency with fair value measurement and disclosure requirements. This guidance is effective for interim and annual periods beginning after December 15, 2011. The Company has not yet determined the effect, if any, that this new guidance will have on its fair value disclosures.

In June 2011, the FASB issued new accounting guidance requiring an entity to present net income and other comprehensive income (OCI) in either a single continuous statement or in separate consecutive statements. The guidance does not change the items reported in OCI or when an item of OCI must be reclassified to net income. The guidance, which must be presented retroactively, is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.

Acquisitions	12 Months Ended
Jun. 30, 2011
Acquisitions
2.	Acquisitions

During 2011, the Company completed three acquisitions whose aggregate sales for their most recent fiscal year prior to acquisition were  $65 million. Total purchase price for all businesses acquired in 2011 was approximately  $61 million in cash.

During 2010, the Company completed one acquisition whose aggregate sales for its most recent fiscal year prior to acquisition were  $11 million. Total purchase price for this business was approximately  $5 million in cash.

In October 2008, the Company acquired Legris SA, a manufacturer of fluid circuit components and systems for pneumatic, hydraulic, and chemical processing applications. In October 2008, the Company acquired Origa Group, a manufacturer of rodless pneumatic actuators, electric actuators, filter regulator lubricators and pneumatic cylinders and valves. Aggregate annual sales for these businesses and seven other businesses acquired during 2009, for their most recent fiscal year prior to acquisition, were approximately  $532 million. Total purchase price for all businesses acquired during 2009 was approximately  $747 million in cash and  $4 million in assumed debt.

The results of operations for all acquisitions are included as of the respective dates of acquisition. The initial purchase price allocation and subsequent purchase price adjustments for acquisitions in 2011, 2010 and 2009 are presented below. Some of the 2011 purchase price allocations are preliminary and may require subsequent adjustment primarily to the values currently assigned to Plant and equipment and Intangible assets.

	2011	2010	2009
Assets acquired:
Accounts receivable	$9,332	$908	$116,931
Inventories	7,908	447	87,230
Prepaid expenses	69	(575)	3,957
Deferred income taxes	468		7,899
Plant and equipment	5,376	408	107,278
Intangible and other assets	35,094	4,198	431,964
Goodwill	8,715	2,891	319,193

	66,962	8,277	1,074,452

Liabilities assumed:
Notes payable			2,622
Accounts payable, trade	2,440	531	49,421
Accrued payrolls and other compensation	765	219	33,714
Accrued domestic and foreign taxes	215	(91)	22,111
Other accrued liabilities	1,500	2,587	97,093
Long-term debt			1,640
Pensions and other postretirement benefits			5,418
Deferred income taxes	1,815	(420)	136,864
Other liabilities			2,934

	6,735	2,826	351,817

Net assets acquired	$60,227	$5,451	$722,635

Charges Related to Business Realignment	12 Months Ended
Jun. 30, 2011
Charges Related to Business Realignment
3.	Charges Related to Business Realignment

In 2011, the Company recorded a  $16.5 million charge for the costs to structure its businesses in light of current and anticipated customer demand. The charges primarily consist of severance costs related to plant closures as well as general work force reductions implemented by various operating units throughout the world. The Company believes the realignment actions taken will positively impact future results of operations, but will have no material effect on liquidity and sources and uses of capital. The Industrial Segment recognized  $15.5 million of the total charge and included severance costs related to approximately 465 employees. The Aerospace Segment recognized  $1.0 million of the total charge and included severance costs related to approximately 50 employees. The business realignment costs are presented in the Consolidated Statement of Income for 2011 in the following captions:  $15.3 million in Cost of sales and  $1.2 million in Selling, general and administrative expenses. As of June 30, 2011, approximately  $9.5 million in severance payments have been made with the remaining payments expected to be made by March 31, 2012.

In 2010, the Company recorded a  $48.5 million charge for the costs to structure its businesses in light of current and anticipated customer demand. The charges primarily consisted of severance costs related to plant closures as well as general work force reductions implemented by various operating units throughout the world. The Company believes the realignment actions taken will positively impact future results of operations, but will have no material effect on liquidity and sources and uses of capital. The Industrial Segment recognized  $44.0 million of the total charge and included severance costs related to approximately 1,455 employees. The Climate & Industrial Controls Segment recognized  $3.9 million of the total charge and included severance costs related to approximately 255 employees. The Aerospace Segment recognized  $0.6 million of the total charge and included severance costs related to approximately 50 employees. The business realignment costs are presented in the Consolidated Statement of Income for 2010 in the following captions:  $43.0 million in Cost of sales and  $5.5 million in Selling, general and administrative expenses. All required severance payments have been made.

In 2009, the Company recorded a  $52.1 million charge for the costs to structure its businesses in light of current and anticipated customer demand. The charges primarily consisted of severance costs related to plant closures as well as general work force reductions implemented by various operating units throughout the world. The Company believes the realignment actions taken will positively impact future results of operations, but will have no material effect on liquidity and sources and uses of capital. The Industrial Segment recognized  $33.7 million of the total charge and included severance costs related to approximately 3,345 employees. The Climate & Industrial Controls Segment recognized  $9.7 million of the total charge and included severance costs related to approximately 745 employees. The Aerospace Segment recognized  $2.0 million of the total charge and included severance costs related to approximately 205 employees. Approximately  $6.7 million of the charge was recorded below segment operating income. All required severance payments have been made. The business realignment costs are presented in the Consolidated Statement of Income for 2009 in the following captions:  $41.0 million in Cost of sales,  $6.2 million in Selling, general and administrative expenses and  $4.9 million in (Gain) loss on disposal of assets.

Income Taxes	12 Months Ended
Jun. 30, 2011
Income Taxes
4.	Income Taxes

Income before income taxes was derived from the following sources:

	2011	2010	2009
United States	$681,910	$354,675	$390,507
Foreign	731,811	400,142	292,576

	$1,413,721	$754,817	$683,083

Income taxes include the following:

	2011	2010	2009
Federal
Current	$121,292	$84,878	$46,524
Deferred	34,136	6,104	37,670
Foreign
Current	193,064	105,927	120,963
Deferred	(24,229)	(22,788)	(50,560)
State and local
Current	21,500	25,000	18,500
Deferred	10,808	(669)	(158)

	$356,571	$198,452	$172,939

A reconciliation of the Company’s effective income tax rate to the statutory Federal rate follows:

	2011	2010	2009
Statutory Federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes	1.8	2.1	1.7
Litigation settlements			1.8
Foreign tax rate difference	(8.7)	(7.4)	(8.7)
Cash surrender of life insurance	(0.9)	(1.0)	2.3
Research tax credit	(1.1)	(0.7)	(2.5)
Worthless stock benefit			(3.2)
Other	(0.9)	(1.7)	(1.1)

Effective income tax rate	25.2%	26.3%	25.3%

Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of assets and liabilities. The differences comprising the net deferred taxes shown on the Consolidated Balance Sheet at June 30 were as follows:

	2011	2010
Postretirement benefits	$374,005	$565,258
Other liabilities and reserves	161,954	118,882
Long-term contracts	7,355	4,323
Stock-based incentive compensation	63,590	60,882
Loss carryforwards	186,613	106,106
Unrealized currency exchange gains and losses	43,484	15,312
Inventory	24,623	21,123
Depreciation and amortization	(479,103)	(455,684)
Valuation allowance	(192,904)	(92,799)

Net deferred tax asset	$189,617	$343,403

Change in net deferred tax asset:
Provision for deferred tax	$(20,715)	$17,353
Items of other comprehensive (loss) income	(131,552)	94,854
Acquisitions and other	(1,519)	(4,050)

Total change in net deferred tax	$(153,786)	$108,157

At June 30, 2011, the Company had recorded deferred tax assets of  $186,613 resulting from  $663,735 in loss carryforwards. A valuation allowance of  $156,721 related to the loss carryforwards has been established due to the uncertainty of realizing certain deferred tax assets. An additional valuation allowance of  $36,183 relates to a foreign capital loss carryforward and certain deferred tax assets associated with other liabilities and reserves. The foreign capital loss carryforward and some of the loss carryforwards can be carried forward indefinitely; others can be carried forward from one to 19 years.

Provision has not been made for additional U.S. or foreign taxes on undistributed earnings of certain international operations as those earnings will continue to be reinvested. It is not practicable to estimate the additional taxes, including applicable foreign withholding taxes, that might be payable on the eventual remittance of such earnings.

Accumulated undistributed earnings of foreign operations reinvested in their operations amounted to  $983,950,  $1,102,978 and  $1,298,102, at June 30, 2011, 2010 and 2009, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010	2009
Balance July 1	$82,089	$132,954	$105,070
Additions for tax positions related to current year	8,398	10,815	31,414
Additions for tax positions of prior years	10,015	23,408	15,899
Additions for acquisitions		294	760
Reductions for tax positions of prior years	(15,060)	(64,821)	(10,566)
Reductions for settlements	(7,133)	(21,770)	(3,768)
Reductions for expiration of statute of limitations		(37)
Effect of foreign currency translation	2,847	1,246	(5,855)

Balance June 30	$81,156	$82,089	$132,954

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was  $78,754,  $81,927 and  $114,210 as of June 30, 2011, 2010 and 2009, respectively. The accrued interest related to the gross unrecognized tax benefits, excluded from the amounts above, was  $11,331,  $8,200 and  $9,179 as of June 30, 2011, 2010 and 2009, respectively.

The Company and its subsidiaries file income tax returns in the United States and in various foreign jurisdictions. In the normal course of business, the Company’s tax returns are subject to examination by taxing authorities throughout the world. The Company is no longer subject to examinations of its federal income tax returns by the United States Internal Revenue Service for fiscal years through 2007. All significant state, local and foreign tax returns have been examined for fiscal years through 2001. The Company does not anticipate that, within the next twelve months, the total amount of unrecognized tax benefits will significantly change due to the settlement of examinations and the expiration of statutes of limitation.

Earnings Per Share	12 Months Ended
Jun. 30, 2011
Earnings Per Share
5.	Earnings Per Share

Basic earnings per share are computed using the weighted-average number of common shares outstanding during the year. Diluted earnings per share are computed using the weighted-average number of common shares and common share equivalents outstanding during the year. Common share equivalents represent the dilutive effect of outstanding stock-based awards. The computation of net income per share was as follows:

	2011	2010	2009
Numerator:
Net income attributable to common shareholders	$1,049,130	$554,065	$508,515
Denominator:
Basic – weighted-average common shares	161,125,869	160,909,655	161,564,111
Increase in weighted-average common shares from dilutive effect of stock-based awards	3,672,352	1,992,062	1,155,037

Diluted – weighted-average common shares, assuming exercise of stock-based awards	164,798,221	162,901,717	162,719,148

Basic earnings per share	$6.51	$3.44	$3.15
Diluted earnings per share	$6.37	$3.40	$3.13

For 2011, 2010 and 2009, 1.6 million, 9.0 million, and 6.4 million common shares, respectively, subject to stock-based awards were excluded from the computation of diluted earnings per share because the effect of their exercise would be anti-dilutive.

Inventories	12 Months Ended
Jun. 30, 2011
Inventories
6.	Inventories

Inventories valued on the last-in, first-out (LIFO) cost method were approximately 28 percent of total inventories in 2011 and 2010. The current cost of these inventories exceeds their valuation determined on the LIFO basis by  $205,739 in 2011 and  $193,519 in 2010. Progress payments of  $33,489 in 2011 and  $33,676 in 2010 are netted against inventories.

Goodwill and Intangible Assets	12 Months Ended
Jun. 30, 2011
Goodwill and Intangible Assets
7.	Goodwill and Intangible Assets

The Company’s annual impairment tests performed in 2011, 2010, and 2009 resulted in no impairment loss being recognized.

The changes in the carrying amount of goodwill for the years ended June 30, 2010 and June 30, 2011 are as follows:

	Industrial Segment	Aerospace Segment	Climate & Industrial Controls Segment	Total
Balance June 30, 2009	$2,496,449	$98,709	$307,919	$2,903,077
Acquisitions		193		193
Foreign currency translation	(115,175)	(46)	(1,081)	(116,302)
Goodwill adjustments	(634)			(634)

Balance June 30, 2010	$2,380,640	$98,856	$306,838	$2,786,334

Acquisitions	7,424		1,291	8,715
Foreign currency translation	208,261	58	6,059	214,378
Goodwill adjustments	(336)		25	(311)

Balance June 30, 2011	$2,595,989	$98,914	$314,213	$3,009,116

Goodwill adjustments represent final adjustments to the purchase price allocation for acquisitions during the measurement period subsequent to the applicable acquisition dates. The Company’s previously reported results of operations and financial position would not be materially different had the goodwill adjustments recorded during 2011 and 2010 been reflected in the same reporting period that the initial purchase price allocations for those acquisitions were made.

Intangible assets are amortized on a straight-line method over their legal or estimated useful life. The following summarizes the gross carrying value and accumulated amortization for each major category of intangible asset:

	2011		2010
June 30,	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Patents	$124,015	$61,061	$114,935	$48,682
Trademarks	319,158	116,995	289,017	83,936
Customer lists and other	1,251,271	338,666	1,125,782	247,065

Total	$1,694,444	$516,722	$1,529,734	$379,683

During 2011, the Company acquired intangible assets with an initial purchase price allocation and weighted-average life as follows:

	Purchase Price Allocation	Weighted- Average Life
Trademarks	$1,443	7 years
Customer lists and other	33,642	13 years

Total	$35,085	13 years

Total intangible amortization expense in 2011, 2010 and 2009 was  $107,701,  $114,749 and  $102,750, respectively. The estimated amortization expense for the five years ending June 30, 2012 through 2016 is  $100,342,  $93,048,  $89,354,  $86,521 and  $84,717, respectively.

Financing Arrangements	12 Months Ended
Jun. 30, 2011
Financing Arrangements
8.	Financing Arrangements

The Company has a line of credit totaling  $1,500,000 through a multi-currency revolving credit agreement with a group of banks, all of which was available at June 30, 2011. The credit agreement expires in March 2016; however, the Company has the right to request a one-year extension of the expiration date on an annual basis, which request may result in changes to the current terms and conditions of the credit agreement. A portion of the credit agreement supports the Company’s commercial paper note program. The interest on borrowings is based upon the terms of each specific borrowing and is subject to market conditions. The revolving credit agreement requires the payment of an annual facility fee, the amount of which would increase in the event the Company’s credit ratings are lowered.

The Company is currently authorized to sell up to  $1,350,000 of short-term commercial paper notes. No commercial paper notes were outstanding at June 30, 2011 or at June 30, 2010.

The Company’s foreign locations in the ordinary course of business enter into financial guarantees through financial institutions which enable customers to be reimbursed in the event of nonperformance by the Company.

The Company’s credit agreements and indentures governing certain debt agreements contain various covenants, the violation of which would limit or preclude the use of the agreement for future borrowings, or might accelerate the maturity of the related outstanding borrowings covered by the indentures. At the Company’s present rating level, the most restrictive covenant provides that the ratio of secured debt to net tangible assets be less than 10 percent. As of June 30, 2011, the Company does not have any secured debt outstanding. The Company is in compliance with all covenants.

Notes payable consists of short-term lines of credit and borrowings from foreign banks. At June 30, 2011, the Company had  $97,548 in lines of credit from various foreign banks, all of which was available at June 30, 2011. Most of these agreements are renewed annually. There was no balance of Notes payable at June 30, 2011 and there was a balance of  $17,759 at June 30, 2010. The weighted-average interest rate on Notes payable during 2011 and 2010 was 0.6 percent and 0.5 percent, respectively.

Debt	12 Months Ended
Jun. 30, 2011
Debt
9.	Debt

June 30,	2011		2010
Domestic:
Debentures 7.30%, due 2011	$		$100,000
Fixed rate medium-term notes 3.50% to 6.55%, due 2018-2038		1,175,000	875,000
Fixed rate senior notes 4.88%, due 2013		225,000	225,000
Foreign:
Bank loans, including revolving credit 1% to 7.2%, due 2012-2017		1,380	1,807
Euro bonds 3.5%, due 2011			244,580
4.125%, due 2016		290,040	244,580
Japanese Yen credit facility Libor plus 20 bps, due 2012		74,472	67,878
Other long-term debt, including capitalized leases		465	302

Total long-term debt		1,766,357	1,759,147
Less long-term debt payable within one year		75,271	345,513

Long-term debt, net		$1,691,086	$1,413,634

Principal amounts of Long-term debt payable in the five years ending June 30, 2012 through 2016 are  $75,271,  $225,437,  $236,  $154 and  $290,200, respectively. In 2011, the Company issued  $300,000 aggregate principal amount of medium-term notes. The notes are due in a balloon payment in September 2022 and carry an interest rate of 3.5 percent. Interest payments are due semiannually. Debt issuance costs were  $5,460 and will be amortized over the term of the notes. The Company used the net proceeds from the note issuance to repay outstanding commercial paper borrowings.

Lease Commitments - Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire at various dates, are as follows: 2012- $83,688; 2013- $59,003; 2014- $35,490; 2015- $23,511; 2016- $20,689 and after 2016- $72,988.

Rental expense in 2011, 2010 and 2009 was  $118,496,  $123,582 and  $125,516, respectively.

Retirement Benefits	12 Months Ended
Jun. 30, 2011
Retirement Benefits
10.	Retirement Benefits

Pensions - The Company has noncontributory defined benefit pension plans covering eligible employees, including certain employees in foreign countries. Plans for most salaried employees provide pay-related benefits based on years of service. Plans for hourly employees generally provide benefits based on flat-dollar amounts and years of service. The Company also has arrangements for certain key employees which provide for supplemental retirement benefits. In general, the Company’s policy is to fund these plans based on legal requirements, tax considerations, local practices and investment opportunities. The Company also sponsors defined contribution plans and participates in government-sponsored programs in certain foreign countries.

A summary of the Company’s defined benefit pension plans follows:

	2011	2010	2009
Benefit cost
Service cost	$87,676	$70,977	$71,187
Interest cost	176,081	178,562	172,321
Expected return on plan assets	(200,303)	(177,559)	(186,417)
Amortization of prior service cost	12,636	13,974	11,787
Amortization of unrecognized actuarial loss	109,436	65,823	31,507
Amortization of initial net (asset)	(63)	(55)	(53)

Net periodic benefit cost	$185,463	$151,722	$100,332

	2011	2010
Change in benefit obligation
Benefit obligation at beginning of year	$3,430,835	$2,952,297
Service cost	87,676	70,977
Interest cost	176,081	178,562
Actuarial (gain) loss	(101,806)	440,941
Benefits paid	(146,779)	(150,176)
Plan amendments	9,735	11,902
Foreign currency translation and other	113,818	(73,668)

Benefit obligation at end of year	$3,569,560	$3,430,835

Change in plan assets
Fair value of plan assets at beginning of year	$2,020,186	$1,807,479
Actual gain on plan assets	384,848	261,820
Employer contributions	461,243	153,291
Benefits paid	(146,779)	(150,176)
Foreign currency translation and other	78,919	(52,228)

Fair value of plan assets at end of year	$2,798,417	$2,020,186

Funded status	$(771,143)	$(1,410,649)

	2011	2010
Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(14,815)	$(12,866)
Pensions and other postretirement benefits	(756,328)	(1,397,783)

Net amount recognized	$(771,143)	$(1,410,649)

Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$1,133,411	$1,496,209
Prior service cost	69,337	70,810
Transition obligation	161	105

Net amount recognized	$1,202,909	$1,567,124

The presentation of the amounts recognized on the Consolidated Balance Sheet and in Accumulated Other Comprehensive (Loss) is on a debit (credit) basis and excludes the effect of income taxes.

The estimated amount of net actuarial loss, prior service cost and transition asset that will be amortized from accumulated other comprehensive (loss) into net periodic benefit pension cost in 2012 is  $102,182,  $13,877 and  $66, respectively.

The accumulated benefit obligation for all defined benefit plans was  $3,219,403 and  $3,096,603 at June 30, 2011 and 2010, respectively. The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were  $3,119,540,  $2,798,701 and  $2,353,730, respectively, at June 30, 2011, and  $3,401,504,  $3,072,016 and  $1,991,174, respectively, at June 30, 2010. The projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were  $3,557,563 and  $2,783,349, respectively, at June 30, 2011, and  $3,420,234 and  $2,007,629, respectively, at June 30, 2010.

The Company expects to make cash contributions of approximately  $67 million to its defined benefit pension plans in 2012, the majority of which relate to non-U.S. defined benefit plans. Estimated future benefit payments in the five years ending June 30, 2012 through 2016 are  $153,694,  $199,048,  $164,605,  $176,455 and  $190,524, respectively and  $1,177,675 in the aggregate for the five years ending June 30, 2017 through June 30, 2021.

The assumptions used to measure net periodic benefit cost for the Company’s significant defined benefit plans are:

	2011	2010	2009
U.S. defined benefit plans
Discount rate	5.3%	6.25%	6.8%
Average increase in compensation	5.21%	4.34%	4.7%
Expected return on plan assets	8.5%	8.5%	8.5%
Non-U.S. defined benefit plans
Discount rate	1.75 to 6.0%	2.0 to 6.78%	2.25 to 6.9%
Average increase in compensation	2.0 to 4.5%	2.0 to 4.7%	1.0 to 4.25%
Expected return on plan assets	1.0 to 8.0%	1.0 to 8.0%	1.0 to 8.0%

The assumptions used to measure the benefit obligation for the Company’s significant defined benefit plans are:

	2011	2010
U.S. defined benefit plans
Discount rate	5.45%	5.3%
Average increase in compensation	5.21%	5.21%
Non-U.S. defined benefit plans
Discount rate	2.0 to 5.87%	1.75 to 6.0%
Average increase in compensation	2.0 to 5.0%	2.0 to 4.5%

The discount rate assumption is based on current rates of high-quality long-term corporate bonds over the same estimated time period that benefit payments will be required to be made. The expected return on plan assets assumption is based on the weighted-average expected return of the various asset classes in the plans’ portfolio. The asset class return is developed using historical asset return performance as well as current market conditions such as inflation, interest rates and equity market performance.

The weighted-average allocation of the majority of the assets related to defined benefit plans is as follows:

	2011	2010
Equity securities	59%	56%
Debt securities	33%	37%
Other	8%	7%

	100%	100%

The weighted-average target asset allocation as of June 30, 2011 is 55 percent equity securities, 39 percent debt securities and 6 percent other. The investment strategy for the Company’s worldwide defined benefit pension plan assets focuses on achieving prudent actuarial funding ratios while maintaining acceptable levels of risk in order to provide adequate liquidity to meet immediate and future benefit requirements. This strategy requires an investment portfolio that is broadly diversified across various asset classes and external investment managers. Assets held in the U.S. defined benefit plans account for approximately 75 percent of the Company’s total defined benefit plan assets. The Company’s overall investment strategy with respect to the Company’s U.S. defined benefit plans is to opportunistically migrate from its current mix between growth seeking assets (primarily consisting of global public equities in developed and emerging countries and hedge fund of fund strategies) and income generating assets (primarily consisting of high quality bonds, both domestic and global, emerging market bonds, high yield bonds and Treasury Inflation Protected Securities) to an allocation more heavily weighted toward income generating assets. Over time, long duration fixed income assets will be added to the portfolio. These securities will be highly correlated with the Company’s pension liabilities and will serve to hedge a portion of the Company’s interest rate risk.

The fair values of pension plan assets at June 30, 2011 and at June 30, 2010, by asset class, are as follows:

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$112,080	$58,511	$53,569	$
Equity securities	665,107	665,107
Fixed income securities
Corporate bonds	120,136		120,136
Government issued securities	137,618	79,536	58,082
Mutual funds
Equity funds	220,312	219,816	496
Fixed income funds	138,314	135,620	2,694
Common/Collective trusts
Equity funds	766,847		766,847
Fixed income funds	513,365		513,365
Limited Partnerships	128,470		128,470
Miscellaneous	(3,832)	88	(3,920)

Total at June 30, 2011	$2,798,417	$1,158,678	$1,639,739	$

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$74,302	$74,302	$		$
Equity securities	605,067	605,067
Fixed income securities
Corporate bonds	116,571			116,571
Government issued securities	130,070			130,070
Mutual funds
Equity funds	10,370			10,370
Fixed income funds	131,777			131,777
Common/Collective trusts
Equity funds	613,246			613,246
Fixed income funds	245,229			245,229
Limited Partnerships	68,648			68,648
Miscellaneous	24,906			24,906

Total at June 30, 2010	$2,020,186	$679,369		$1,340,817	$

Cash and cash equivalents, which include repurchase agreements and other short-term investments, are valued at cost, which approximates fair value.

Equity securities consist of common stock of both U.S. and foreign corporations and are valued at the closing price reported on the active market on which the individual securities are traded. Equity securities include Company stock with a fair value of  $119,856 as of June 30, 2011 and  $74,000 as of June 30, 2010.

Fixed income securities are valued using both market observable inputs for similar assets that are traded on an active market and the closing price on the active market on which the individual securities are traded.

Mutual funds are valued using both the closing market price reported on the active market on which the fund is traded and market observable inputs for similar assets that are traded on an active market and primarily consist of equity and fixed income funds. The equity funds primarily provide exposure to U.S. and international equities and fixed income securities, real estate and commodities. The fixed income funds primarily provide exposure to high-yield securities and emerging market fixed income instruments.

Common/Collective trusts primarily consist of equity and fixed income funds and are valued using a net asset value per share. Common/Collective trust investments can be redeemed daily and without restriction. Redemption of the entire investment balance generally requires a 30-day notice period. The equity funds provide exposure to large, mid and small cap U.S. equities, international large and small cap equities and emerging market equities. The fixed income fund provides exposure to U.S., international and emerging market debt securities.

Limited Partnerships primarily consist of small cap equity and hedge funds and are valued using a net asset value per share. Limited Partnership investments can be redeemed daily and without restriction. Redemption of the entire investment balance generally requires a 30-day notice period. Small cap equity funds provide exposure to domestic small cap equities and hedge funds provide exposure to a variety of hedging strategies including long/short equity, relative value, event driven and global macro.

Miscellaneous primarily includes net payables for securities purchased but not settled in the asset portfolio of the Company’s U.S. defined benefit pension plans and insurance contracts held in the asset portfolio of the Company’s non-U.S. defined benefit pension plans. Insurance contracts are valued at the present value of future cash flows promised under the terms of the insurance contracts.

The primary investment objective of equity securities and equity funds, within both the mutual fund and common/collective trust asset class, is to obtain capital appreciation in an amount that at least equals various market-based benchmarks. The primary investment objective of fixed income securities and fixed income funds, within both the mutual fund and common/collective trust asset class, is to provide for a constant stream of income while preserving capital. The primary investment objective of limited partnerships is to achieve capital appreciation through an investment program focused on specialized investment strategies. The primary investment objective of insurance contracts, included in the miscellaneous asset class, is to provide a stable rate of return over a specified period of time.

Employee Savings Plan - The Company sponsors an employee stock ownership plan (ESOP) as part of its existing savings and investment 401(k) plan. The ESOP is available to eligible domestic employees. Parker Hannifin common stock is used to match contributions made by employees to the ESOP up to a maximum of 4.0 percent of an employee’s annual compensation.

	2011	2010	2009
Shares held by ESOP	10,308,032	10,950,349	11,189,598
Company contributions to ESOP	$52,627	$48,336	$51,593

Company contributions to the ESOP are generally made in the form of cash and are recorded as compensation expense. In 2010 and 2009, in lieu of cash, the Company issued 510,984 and 49,422 of its common shares, respectively, out of treasury for the matching contribution.

The Company has a retirement income account (RIA) within the employee savings plan. The Company makes a contribution to the participant’s RIA account each year, the amount of which is based on the participant’s age and years of service. Participants do not contribute to the RIA. The Company recognized  $16,844,  $12,598 and  $14,489 in expense related to the RIA in 2011, 2010 and 2009, respectively.

In addition to shares within the ESOP, as of June 30, 2011, employees have elected to invest in 3,297,412 shares of common stock within the Company Stock Fund of the Parker Retirement Savings Plan.

Other Postretirement Benefits - The Company provides postretirement medical and life insurance benefits to certain retirees and eligible dependents. Most plans are contributory, with retiree contributions adjusted annually. The plans are unfunded and pay stated percentages of covered medically necessary expenses incurred by retirees, after subtracting payments by Medicare or other providers and after stated deductibles have been met. For most plans, the Company has established cost maximums to more effectively control future medical costs. The Company has reserved the right to change these benefit plans.

Certain employees are covered under benefit provisions that include prescription drug coverage for Medicare eligible retirees. The impact of the subsidy received under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 on the Company’s other postretirement benefits was immaterial.

A summary of the Company’s other postretirement benefit plans follows:

	2011	2010	2009
Benefit cost
Service cost	$675	$545	$1,034
Interest cost	3,579	3,920	5,193
Net amortization and deferral	524	(461)	(753)

Net periodic benefit cost	$4,778	$4,004	$5,474

		2011	2010
Change in benefit obligation
Benefit obligation at beginning of year		$69,868	$64,434
Service cost		675	545
Interest cost		3,579	3,920
Actuarial loss		5,002	8,689
Benefits paid		(5,985)	(7,720)

Benefit obligation at end of year		$73,139	$69,868

Funded status		$(73,139)	$(69,868)

	2011	2010
Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(5,670)	$(5,176)
Pensions and other postretirement benefits	(67,469)	(64,692)

Net amount recognized	$(73,139)	$(69,868)

Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$10,324	$5,870
Prior service (credit)	(1,068)	(1,113)

Net amount recognized	$9,256	$4,757

The presentation of the amounts recognized on the Consolidated Balance Sheet and in Accumulated Other Comprehensive (Loss) is on a debit (credit) basis and is before the effect of income taxes. The amount of prior service (credit) and net actuarial loss that will be amortized from accumulated other comprehensive (loss) into net periodic postretirement cost in 2012 is  $45 and  $624, respectively.

Historically, the Company has provided self-insured retiree medical plan benefits for non-union employees upon their retirement. The retiree was responsible for paying the premiums for the medical coverage but the Company paid the costs of administering the plans (i.e., claims processing costs). Absorbing the administration costs was considered a benefit under the postretirement benefit accounting rules as the employees who elected to enroll in the retiree medical plans paid a lower premium since the Company was paying the costs to administer the plan. In 2009, the Company discontinued its self-insured retiree medical plans for non-union employees and therefore eliminated the cost associated with administering the plans. The Company recognized  $22.4 million in income in 2009 as a result of eliminating the liability related to this benefit.

The assumptions used to measure the net periodic benefit cost for postretirement benefit obligations are:

	2011	2010	2009
Discount rate	5.01%	6.1%	6.71%
Current medical cost trend rate	8.0%	8.5%	9.25%
Ultimate medical cost trend rate	5.0%	5.0%	5.0%
Medical cost trend rate decreases to ultimate in year	2018	2018	2014

The discount rate assumption used to measure the benefit obligation was 5.0 percent in 2011 and 5.01 percent in 2010.

Estimated future benefit payments for other postretirement benefits in the five years ending June 30, 2012 through 2016 are  $5,686,  $5,840,  $5,940,  $6,027 and  $5,820, respectively, and  $27,099 in the aggregate for the five years ending June 30, 2017 through June 30, 2021.

A one percentage point change in assumed health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$218	$(188)
Effect on postretirement benefit obligation	3,381	(2,932)

Other - The Company has established nonqualified deferred compensation programs, which permit officers, directors and certain management employees annually to elect to defer a portion of their compensation, on a pre-tax basis, until their retirement. The retirement benefit to be provided is based on the amount of compensation deferred, Company match, and earnings on the deferrals. During 2011, 2010 and 2009, the Company recorded expense (income) relating to deferred compensation of  $28,720,  $21,553 and  $(27,167), respectively.

The Company has invested in corporate-owned life insurance policies to assist in meeting the obligation under these programs. The policies are held in a rabbi trust and are recorded as assets of the Company.

Equity	12 Months Ended
Jun. 30, 2011
Equity
11.	Equity

Retirement benefit plan activity for Retained earnings in 2009 includes  $3,391 related to the adoption of new accounting rules for split dollar insurance arrangements and  $2,106 related to the adoption of the measurement date provision of pension accounting rules.

The balance of Accumulated other comprehensive (loss) in Shareholders’ equity is comprised of the following:

	2011	2010
Foreign currency translation	$316,010	$(187,746)
Retirement benefit plans	(766,159)	(1,019,762)
Other	(841)	(1,053)

The balance of Accumulated other comprehensive (loss) income in Noncontrolling interests relates to foreign currency translation and amounted to  $26,844 and  $18,519, at June 30, 2011 and June 30, 2010, respectively.

Share Repurchases - The Company has a program to repurchase its common shares. Under the program, the Company is authorized to repurchase an amount of common shares each fiscal year equal to the greater of 7.5 million shares or five percent of the shares outstanding as of the end of the prior fiscal year. Repurchases are funded primarily from operating cash flows and commercial paper borrowings, and the shares are initially held as treasury stock. The number of common shares repurchased at the average purchase price follows:

	2011	2010	2009
Shares repurchased	8,008,926	441,118	7,557,284
Average price per share	$86.54	$56.67	$59.25

Stock Incentive Plans	12 Months Ended
Jun. 30, 2011
Stock Incentive Plans
12.	Stock Incentive Plans

The Company’s 2003 Stock Incentive Plan and 2009 Omnibus Stock Incentive Plan provide for the granting of share-based incentive awards in the form of nonqualified stock options, stock appreciation rights (SARs), restricted stock units (RSUs) and restricted stock to officers and key employees of the Company. The aggregate number of shares authorized for issuance under the 2003 Stock Incentive Plan and 2009 Omnibus Stock Incentive Plan is 13,500,000 and 5,500,000, respectively. The Company satisfies share-based incentive award obligations by issuing shares of common stock out of treasury, which have been repurchased pursuant to the Company’s share repurchase program described in Note 11, or through the issuance of previously unissued common stock.

Stock Options/SARs - Stock options allow the participant to purchase shares of common stock at a price not less than 100 percent of the fair market value of the stock on the date of grant. Upon exercise, SARs entitle the participant to receive shares of common stock equal to the increase in value of the award between the grant date and the exercise date. Stock options and SARs are exercisable from one to three years after the date of grant and expire no more than 10 years after grant.

The fair value of each stock option and SAR award granted in 2011, 2010 and 2009 was estimated at the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions:

	2011	2010	2009
Risk-free interest rate	1.5%	2.9%	3.2%
Expected life of award	5.2 yrs	5.3 yrs	4.9 yrs
Expected dividend yield of stock	1.5%	1.4%	1.3%
Expected volatility of stock	35.9%	34.5%	26.6%
Weighted-average fair value	$18.70	$15.77	$16.56

The risk-free interest rate was based on U.S. Treasury yields with a term similar to the expected life of the award. The expected life of the award was derived by referring to actual exercise and post-vesting employment termination experience. The expected dividend yield was based on the Company’s historical dividend rate and stock price over a period similar to the expected life of the award. The expected volatility of stock was derived by referring to changes in the Company’s historical common stock prices over a timeframe similar to the expected life of the award.

Stock option and SAR activity during 2011 is as follows (aggregate intrinsic value in millions):

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding June 30, 2010	16,152,493	$49.55

Granted	1,399,068	63.49
Exercised	(4,245,373)	44.97
Canceled	(77,070)	58.92

Outstanding June 30, 2011	13,229,118	$52.44	5.5 years	$493.6

Exercisable June 30, 2011	9,109,413	$50.30	4.5 years	$359.2

A summary of the status and changes of shares subject to stock option and SAR awards and the related average price per share follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Nonvested June 30, 2010	5,586,873	$16.10

Granted	1,399,068	18.70
Vested	(2,798,791)	16.31
Canceled	(67,445)	16.36

Nonvested June 30, 2011	4,119,705	$16.84

At June 30, 2011,  $18,909 of expense with respect to nonvested stock option and SAR awards has yet to be recognized and will be amortized into expense over a weighted-average period of approximately 15 months. The total fair value of shares vested during 2011, 2010 and 2009 was  $45,635,  $40,494 and  $40,082, respectively.

Information related to stock options and SAR awards exercised during 2011, 2010 and 2009 is as follows:

	2011	2010	2009
Net cash proceeds	$25,862	$10,307	$3,557
Intrinsic value	163,752	45,424	4,787
Income tax benefit	42,546	14,031	1,517

During 2011, 2010 and 2009, the Company recognized stock-based compensation expense of  $36,617,  $44,415 and  $41,488, respectively, relating to stock option and SAR awards. The Company derives a tax deduction measured by the excess of the market value over the grant price at the date stock-based awards are exercised. The related tax benefit is credited to Additional capital as the Company is currently in a windfall tax benefit position.

Shares surrendered upon exercise of stock options and SARs: 2011 – 2,447,908; 2010 – 606,554; 2009 – 90,129.

RSUs - RSUs constitute an agreement to deliver shares of common stock to the participant at the end of a vesting period. Generally, the RSUs vest and the underlying stock is issued ratably over a three year graded vesting period. Unvested RSUs may not be transferred and do not have dividend or voting rights. For each unvested RSU, recipients are entitled to receive a dividend equivalent, payable in cash or common shares, equal to the cash dividend per share paid to common shareholders.

The Company began granting RSUs in 2011 and the fair value of each RSU award was based on the fair market value of the Company’s common stock on the date of grant. A summary of the status and changes of shares subject to RSU awards and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2010	0	$0

Granted	425,359	62.55
Vested	(320)	62.35
Canceled	(9,864)	62.35

Nonvested June 30, 2011	415,175	$62.55

During 2011, the Company recognized stock-based compensation expense of  $12,243 relating to the RSU awards. At June 30, 2011,  $12,817 of expense with respect to nonvested RSU awards has yet to be recognized and will be amortized into expense over a weighted-average period of approximately 24 months.

Restricted Stock - The Company’s Long Term Incentive Plans (LTIP) provide for the issuance of restricted and unrestricted stock to certain officers and key employees based on the attainment of certain goals relating to the Company’s revenue growth, earnings per share growth and return on invested capital during the three-year performance period. Restricted stock was earned and awarded, and an estimated value was accrued, based upon attainment of criteria specified in the LTIP over the cumulative years of each three-year plan. Plan participants are entitled to cash dividends and to vote their respective shares, but transferability of the restricted stock is restricted for one to three years following issuance. For payouts in 2010 and 2009, in lieu of restricted stock, the participant could elect to receive the LTIP payout as a deferred cash contribution. Retired participants received the 2010 and 2009 LTIP payouts in cash.

Restricted Stock for LTIP	2011	2010	2009
LTIP 3-year plan	2008-09-10	2007-08-09	2006-07-08
Number of shares issued	157,491	68,172	172,130
Average share value on date of issuance	$62.35	$48.58	$65.34
Total value	$9,820	$3,312	$11,247

Under the Company’s 2009-10-11 LTIP, a payout of restricted stock will be issued in August 2011. Awards granted since the 2009-10-11 LTIP provide for the issuance of unrestricted stock based upon attainment of criteria specified in the LTIP over the cumulative years of each three-year plan.

The fair value of each LTIP award granted in 2011, 2010 and 2009 was based on the fair market value of the Company’s common stock on the date of grant. A summary of the status and changes of shares relating to the LTIP and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2010	1,350,028	$57.74

Granted	281,191	86.34
Vested	(382,333)	61.06
Canceled	(118,429)	63.06

Nonvested June 30, 2011	1,130,457	$64.50

During 2011, 2010 and 2009, the Company recorded stock-based compensation expense (income) of  $24,378,  $15,018 and  $(5,562), respectively, relating to the LTIP.

Shares surrendered in connection with the LTIP: 2011– 126,462; 2010– 83,991; 2009 – 60,247.

In 2011, 2010 and 2009, 17,820, 20,000 and 12,150 restricted shares, respectively, were issued to certain non-employee members of the Board of Directors. Transferability of these shares is restricted for one to three years following issuance. In addition, non-employee members of the Board of Directors have been given the opportunity to receive all or a portion of their fees in restricted shares. These shares vest ratably, on an annual basis, over the term of office of the director. In 2011, 2010 and 2009, 2,400, 4,578 and 3,868 restricted shares, respectively, were issued in lieu of directors’ fees.

During 2011, 2010 and 2009, the Company recognized a tax benefit (cost) of  $277,  $(333), and  $2,175, respectively, relating to the restricted stock awards.

At June 30, 2011, the Company had approximately 23 million common shares reserved for issuance in connection with its stock incentive plans.

Shareholders' Protection Rights Agreement	12 Months Ended
Jun. 30, 2011
Shareholders' Protection Rights Agreement
13.	Shareholders’ Protection Rights Agreement

On January 25, 2007, the Board of Directors of the Company declared a dividend of one Shareholders’ Right for each common share outstanding on February 17, 2007 in relation to the Company’s Shareholders Protection Rights Agreement. As of June 30, 2011, 155,090,509 common shares were reserved for issuance under this Agreement. Under certain conditions involving acquisition of, or an offer for, 15 percent or more of the Company’s common shares, all holders of Shareholders’ Rights would be entitled to purchase one common share at an exercise price currently set at  $160. In addition, in certain circumstances, all holders of Shareholders’ Rights (other than the acquiring entity) would be entitled to purchase a number of common shares equal to twice the exercise price, or at the option of the Board, to exchange each Shareholders’ Right for one common share. The Shareholders’ Rights remain in existence until February 17, 2017, unless extended by the Board of Directors or earlier redeemed (at one cent per Shareholders’ Right), exercised or exchanged under the terms of the agreement. In the event of an unfriendly business combination attempt, the Shareholders’ Rights will cause substantial dilution to the person attempting the business combination. The Shareholders’ Rights should not interfere with any merger or other business combination that is in the best interest of the Company and its shareholders since the Shareholders’ Rights may be redeemed.

Research and Development	12 Months Ended
Jun. 30, 2011
Research and Development
14.	Research and Development

Research and development costs amounted to  $359,456 in 2011,  $316,181 in 2010 and  $338,908 in 2009. These amounts include both costs incurred by the Company related to independent research and development initiatives as well as costs incurred in connection with research and development contracts. Costs incurred in connection with research and development contracts amounted to  $61,327 in 2011,  $40,277 in 2010 and  $50,739 in 2009. These costs are included in the total research and development cost for each of the respective years.

Financial Instruments	12 Months Ended
Jun. 30, 2011
Financial Instruments
15.	Financial Instruments

The Company’s financial instruments consist primarily of Cash and cash equivalents, long-term investments, and Accounts receivable, net as well as obligations under Accounts payable, trade, Notes payable and Long-term debt. Due to their short-term nature, the carrying values for Cash and cash equivalents, Accounts receivable, net, Accounts payable, trade and Notes payable approximate fair value. The carrying value of Long-term debt (excluding leases) was  $1,765,892 and  $1,758,845 at June 30, 2011 and June 30, 2010, respectively, and was estimated to have a fair value of  $1,902,221 and  $1,925,397 at June 30, 2011 and June 30, 2010, respectively. The fair value of Long-term debt was estimated using discounted cash flow analyses based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

The Company manages foreign currency transaction and translation risk by utilizing derivative and non-derivative financial instruments, including forward exchange contracts, costless collar contracts, cross-currency swap contracts and certain foreign denominated debt designated as net investment hedges. The derivative financial instrument contracts are with major investment grade financial institutions and the Company does not anticipate any material non-performance by any of the counterparties. The Company does not hold or issue derivative financial instruments for trading purposes.

The Company’s Euro bonds and Japanese Yen credit facility have been designated as a hedge of the Company’s net investment in certain foreign subsidiaries. The translation of the Euro bonds and Japanese Yen credit facility into U.S. dollars is recorded in accumulated other comprehensive income (loss) and remains there until the underlying net investment is sold or substantially liquidated.

Derivative financial instruments are recognized on the balance sheet as either assets or liabilities and are measured at fair value. Gains or losses on derivatives that are not hedges are adjusted to fair value through the Cost of sales caption in the Consolidated Statement of Income. Gains or losses on derivatives that are hedges are adjusted to fair value through Accumulated other comprehensive income (loss) in the Consolidated Balance Sheet until the hedged item is recognized in earnings.

During 2011, the Company entered into 10-year cross-currency swap contracts with an aggregate notional amount of approximately €235 million and designated the cross-currency swap contracts as a hedge of the Company’s net investment in certain foreign subsidiaries whose functional currency is the euro. Also during 2011, the Company entered into forward exchange contracts with an aggregate notional amount of €200 million. The forward exchange contracts were entered into to hedge against foreign currency movements prior to the repayment of the Company’s Euro bonds which matured in November 2010. The forward exchange contracts were settled in November 2010.

The location and fair value of derivative financial instruments reported in the Consolidated Balance Sheet are as follows:

	Balance Sheet Caption	2011	2010
Net investment hedges
Cross-currency swap contracts	Other liabilities	$36,582	$
Cash flow hedges
Costless collar contracts	Accounts receivable	638		1,624
Costless collar contracts	Other accrued liabilities	2,979		2,334

The cross-currency swap contracts have been designated as hedging instruments. The costless collar contracts have not been designated as hedging instruments and are considered to be economic hedges of forecasted transactions.

Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income are as follows:

	2011	2010	2009
Forward exchange contracts	$19,048	$	$
Costless collar contracts	(6,624)	(4,897)	(5,286)

Gains (losses) on derivative and non-derivative financial instruments that were recorded in accumulated other comprehensive income (loss) in the Consolidated Balance Sheet are as follows:

	2011	2010
Cross-currency swap contracts	$(22,600)	$
Foreign denominated debt	(50,581)		40,955

There was no ineffectiveness of the cross-currency swap contracts or foreign denominated debt, nor were any portion of these financial instruments excluded from the effectiveness testing, during 2011, 2010 and 2009.

Fair Value Measurements	12 Months Ended
Jun. 30, 2011
Fair Value Measurements
16.	Fair Value Measurements

On July 1, 2009, the Company adopted new accounting guidance relating to fair value measurements of nonfinancial assets and nonfinancial liabilities, which includes goodwill and long-lived assets. These items are recognized at fair value when an impairment exists. No material fair value adjustments were made to the Company’s nonfinancial assets and nonfinancial liabilities during 2011 and 2010.

A summary of financial assets and liabilities that were measured at fair value on a recurring basis at June 30, 2011 and June 30, 2010 is as follows:

	Total Value At June 30, 2011	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Derivatives	$638	$	$638	$
Liabilities:
Derivatives	39,561		39,561

	Total Value At June 30, 2010	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities	$3,542	$	$	$3,542
Derivatives	1,624		1,624
Liabilities:
Derivatives	2,334		2,334

Available for sale securities consisted of an investment in stock in an electronic and electrical equipment company. The fair value of available for sale securities was estimated using a market and income approach with equal weighting given to each approach. The market approach estimates a fair value by applying price-to-earnings multiples for similar companies that are publicly traded while the income approach estimates a fair value using a discounted cash flow analysis. During 2011, there were no purchases, sales, issuances or settlements of available for sale securities. During the third quarter of fiscal 2011, it was determined that the investment in the electronic and electrical equipment company had permanently declined to a fair value of zero and as a result an expense of  $3,542 was recognized in Net income. Derivatives primarily consist of costless collar contracts, the fair value of which is calculated through a model that utilizes market observable inputs including both spot and forward prices for the same underlying currencies.

Contingencies	12 Months Ended
Jun. 30, 2011
Contingencies
17.	Contingencies

The Company is involved in various litigation matters arising in the normal course of business, including proceedings based on product liability claims, workers’ compensation claims and alleged violations of various environmental laws. The Company is self-insured in the United States for health care, workers’ compensation, general liability and product liability up to predetermined amounts, above which third party insurance applies. Management regularly reviews the probable outcome of these proceedings, the expenses expected to be incurred, the availability and limits of the insurance coverage, and the established accruals for liabilities. While the outcome of pending proceedings cannot be predicted with certainty, management believes that any liabilities that may result from these proceedings will not have a material adverse effect on the Company’s liquidity, financial condition or results of operations.

Parker ITR S.r.l. (Parker ITR), a subsidiary acquired on January 31, 2002, has been the subject of a number of lawsuits and regulatory investigations, the majority of which have either been settled or are pending an appeal filed by the Company. With respect to the lawsuits, the Company recognized  $2,322 in expense in 2009. With respect to the regulatory investigations, the Company recognized  $35,084 in expense in 2009 and  $654 in expense in 2010. In 2011, the Company recognized income of  $10,869 related to the insurance recovery of a portion of the expense incurred with respect to the regulatory investigations.

Environmental - The Company is currently responsible for environmental remediation at various manufacturing facilities presently or formerly operated by the Company and has been named as a “potentially responsible party,” along with other companies, at off-site waste disposal facilities and regional sites.

As of June 30, 2011, the Company had a reserve of  $15,257 for environmental matters, which are probable and reasonably estimable. This reserve is recorded based upon the best estimate of costs to be incurred in light of the progress made in determining the magnitude of remediation costs, the timing and extent of remedial actions required by governmental authorities and the amount of the Company’s liability in proportion to other responsible parties.

The Company’s estimated total liability for environmental matters ranges from a minimum of  $15.3 million to a maximum of  $72.1 million. The largest range for any one site is approximately  $6.1 million. The actual costs to be incurred by the Company will be dependent on final determination of contamination and required remedial action, negotiations with governmental authorities with respect to cleanup levels, changes in regulatory requirements, innovations in investigatory and remedial technologies, effectiveness of remedial technologies employed, the ability of other responsible parties to pay, and any insurance or other third-party recoveries.

Quarterly Information (Unaudited)	12 Months Ended
Jun. 30, 2011
Quarterly Information (Unaudited)
18.	Quarterly Information (Unaudited)

2011	1st	2nd	3rd	4th	Total
Net sales	$2,829,273	$2,866,664	$3,240,103	$3,409,830	$12,345,870
Gross profit	691,399	670,936	777,020	819,058	2,958,413
Net income attributable to common shareholders	247,171	230,180	279,589	292,190	1,049,130
Diluted earnings per share	1.51	1.39	1.68	1.79	6.37

2010	1st	2nd	3rd	4th	Total
Net sales	$2,237,165	$2,354,708	$2,614,823	$2,786,470	$9,993,166
Gross profit	436,220	485,227	552,372	672,280	2,146,099
Net income attributable to common shareholders	73,493	104,546	153,863	222,163	554,065
Diluted earnings per share	.45	.64	.94	1.35	3.40

Earnings per share amounts are computed independently for each of the quarters presented, therefore, the sum of the quarterly earnings per share amounts may not equal the total computed for the year.

Stock Prices and Dividends (Unaudited)	12 Months Ended
Jun. 30, 2011
Stock Prices and Dividends (Unaudited)
19.	Stock Prices and Dividends (Unaudited)

(In dollars)		1st	2nd	3rd	4th	Full Year
2011	High	$72.12	$87.36	$95.00	$99.40	$99.40
	Low	54.26	67.52	82.80	83.65	54.26
	Dividends	.27	.29	.32	.37	1.25
2010	High	$55.89	$59.36	$66.71	$72.50	$72.50
	Low	39.53	49.36	53.50	55.18	39.53
	Dividends	.25	.25	.25	.26	1.01
2009	High	$72.69	$52.52	$46.45	$48.45	$72.69
	Low	48.67	31.29	27.69	33.13	27.69
	Dividends	.25	.25	.25	.25	1.00

Common Stock Listing: New York Stock Exchange, Stock Symbol PH

Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2011
Nature of Operations

Nature of Operations - The Company is a leading worldwide diversified manufacturer of motion and control technologies and systems, providing precision engineered solutions for a wide variety of mobile, industrial and aerospace markets. The Company evaluates performance based on segment operating income before Corporate and administrative expenses, Interest expense and Income taxes.

The Company operates in three business segments: Industrial, Aerospace and Climate & Industrial Controls. The Industrial Segment is an aggregation of several business units, which manufacture motion-control and fluid power system components for builders and users of various types of manufacturing, packaging, processing, transportation, agricultural, construction, and military vehicles and equipment. Industrial Segment products are marketed primarily through field sales employees and independent distributors. The Industrial North American operations have manufacturing plants and distribution networks throughout the United States, Canada and Mexico and primarily service North America. The Industrial International operations provide Parker products and services to 44 countries throughout Europe, Asia Pacific, Latin America, the Middle East and Africa.

The Aerospace Segment produces hydraulic, fuel, pneumatic and electro-mechanical systems and components, which are utilized on virtually every domestic commercial, military and general aviation aircraft and also performs a vital role in naval vessels and land-based weapons systems. This Segment serves original equipment and maintenance, repair and overhaul customers worldwide. Aerospace Segment products are marketed by field sales employees and are sold directly to manufacturers and end users.

The Climate & Industrial Controls Segment manufactures motion-control systems and components for use primarily in the refrigeration and air conditioning and transportation industries. The products in the Climate & Industrial Controls Segment are marketed primarily through field sales employees and independent distributors.

See the table of Business Segment Information “By Industry” and “By Geographic Area” on pages 13-16 and 13-17 for further disclosure of business segment information.

There are no individual customers to whom sales are three percent or more of the Company’s consolidated sales. Due to the diverse group of customers throughout the world the Company does not consider itself exposed to any concentration of credit risks.

The Company manufactures and markets its products throughout the world. Although certain risks and uncertainties exist, the diversity and breadth of the Company’s products and geographic operations mitigate the risk that adverse changes with respect to any particular product and geographic operation would materially affect the Company’s operating results.

Use of Estimates
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Consolidation
Basis of Consolidation - The consolidated financial statements include the accounts of all majority-owned domestic and foreign subsidiaries. All intercompany transactions and profits have been eliminated in the consolidated financial statements. The Company does not have off-balance sheet arrangements. Within the Business Segment Information, intersegment and interarea sales have been eliminated.

Revenue Recognition
Revenue Recognition - Revenue is recognized when the risks and rewards of ownership and title to the product have transferred to the customer. The Company’s revenue recognition policies are in compliance with the SEC’s Staff Accounting Bulletin (SAB) No. 104. Shipping and handling costs billed to customers are included in Net sales and the related costs in Cost of sales.

Long-term Contracts
Long-term Contracts - The Company enters into long-term contracts primarily for the production of aerospace products. For financial statement purposes, revenues are primarily recognized using the percentage-of-completion method. The extent of progress toward completion is primarily measured using the units-of-delivery method. Unbilled costs on these contracts are included in inventory. Progress payments are netted against the inventory balances. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined.

Cash	Cash - Cash equivalents consist of short-term highly liquid investments, with a three-month or less maturity, carried at cost plus accrued interest, which are readily convertible into cash.
Accounts Receivable

Accounts Receivable - The Accounts receivable, net caption in the Consolidated Balance Sheet is comprised of the following components:

June 30,	2011	2010
Accounts receivable, trade	$1,780,137	$1,457,355
Allowance for doubtful accounts	(10,472)	(14,701)
Non-trade accounts receivable	75,550	58,091
Notes receivable	132,641	99,196

Total	$1,977,856	$1,599,941

Accounts receivable are initially recorded at their net collectible amount and where applicable, are generally recorded at the time the revenue from the sales transaction is recorded. Receivables are written off to bad debt primarily when, in the judgment of the Company, the receivable is deemed to be uncollectible.

Inventories
Inventories - Inventories are stated at the lower of cost or market. The majority of domestic inventories are valued by the last-in, first-out method and the balance of the Company’s inventories are valued by the first-in, first-out method.

Plant, Equipment and Depreciation
Plant, Equipment and Depreciation - Plant and equipment are recorded at cost and are depreciated principally using the straight-line method for financial reporting purposes. Depreciation rates are based on estimated useful lives of the assets, generally 40 years for buildings, 15 years for land improvements and building equipment, seven to 10 years for machinery and equipment, and three to eight years for vehicles and office equipment. Improvements, which extend the useful life of property, are capitalized, and maintenance and repairs are expensed. The Company reviews plant and equipment for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable. When plant and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the appropriate accounts and any gain or loss is included in current income.

Investments and Other Assets
Investments and Other Assets - Investments in joint-venture companies in which ownership is 50 percent or less and in which the Company does not have operating control are stated at cost plus the Company’s equity in undistributed earnings. These investments and the related earnings are not material to the consolidated financial statements.

Goodwill
Goodwill - The Company conducts a formal impairment test of goodwill on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

Intangible Assets
Intangible Assets - Intangible assets primarily include patents, trademarks and customer lists and are recorded at cost and amortized on a straight-line method. Patents are amortized over the shorter of their remaining useful or legal life. Trademarks are amortized over the estimated time period over which an economic benefit is expected to be received. Customer lists are amortized over a period based on anticipated customer attrition rates. The Company reviews intangible assets for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable.

Income Taxes
Income Taxes - Income taxes are provided based upon income for financial reporting purposes. Deferred income taxes arise from temporary differences in the recognition of income and expense for tax purposes. Tax credits and similar tax incentives are applied to reduce the provision for income taxes in the year in which the credits arise. The Company recognizes accrued interest related to unrecognized tax benefits in income tax expense. Penalties, if incurred, are recognized in income tax expense.

Product Warranty
Product Warranty - In the ordinary course of business the Company warrants its products against defect in design, materials and workmanship over various time periods. The warranty accrual at June 30, 2011 and 2010 is immaterial to the financial position of the Company and the change in the accrual during 2011, 2010 and 2009 was immaterial to the Company’s results of operations and cash flows.

Foreign Currency Translation
Foreign Currency Translation - Assets and liabilities of most foreign subsidiaries are translated at current exchange rates, and income and expenses are translated using weighted-average exchange rates. The effects of these translation adjustments, as well as gains and losses from certain intercompany transactions, are reported in the Accumulated other comprehensive (loss) component of Shareholders’ equity. Such adjustments will affect Net income only upon sale or liquidation of the underlying foreign investments, which is not contemplated at this time. Exchange gains and losses from transactions in a currency other than the local currency of the entity involved, and translation adjustments in countries with highly inflationary economies, are included in Net income.

Subsequent Events
Subsequent Events - The Company has evaluated subsequent events that have occurred through the date of filing of the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2011. No subsequent events occurred that required either adjustment to or disclosure in these financial statements.

Recent Accounting Pronouncements

Recent Accounting Pronouncements - In May 2011, the Financial Accounting Standards Board (FASB) issued new accounting guidance to improve consistency with fair value measurement and disclosure requirements. This guidance is effective for interim and annual periods beginning after December 15, 2011. The Company has not yet determined the effect, if any, that this new guidance will have on its fair value disclosures.

In June 2011, the FASB issued new accounting guidance requiring an entity to present net income and other comprehensive income (OCI) in either a single continuous statement or in separate consecutive statements. The guidance does not change the items reported in OCI or when an item of OCI must be reclassified to net income. The guidance, which must be presented retroactively, is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.

Business Segment Information (Tables)	12 Months Ended
Jun. 30, 2011
Schedule of Segment Reporting Information, by Segment

By Industry

(Dollars in thousands)	2011	2010	2009
Net Sales:
Industrial:
North America	$4,516,510	$3,623,460	$3,734,613
International	4,917,007	3,811,464	3,895,874
Aerospace	1,921,984	1,744,283	1,883,273
Climate & Industrial Controls	990,369	813,959	795,255

	$12,345,870	$9,993,166	$10,309,015

Segment Operating Income:
Industrial:
North America	$745,544	$487,137	$394,923
International	754,222	394,089	350,662
Aerospace	247,126	208,002	261,953
Climate & Industrial Controls	76,134	53,452	(3,737)

Total segment operating income	1,823,026	1,142,680	1,003,801
Corporate administration	163,868	153,965	152,118

Income before interest expense and other	1,659,158	988,715	851,683
Interest expense	99,704	103,599	112,071
Other expense	145,733	130,299	56,529

Income before income taxes	$1,413,721	$754,817	$683,083

Assets:
Industrial	$8,413,552	$7,309,735	$7,539,504
Aerospace	995,026	910,740	915,155
Climate & Industrial Controls	724,966	692,532	691,423
Corporate (a)	753,261	997,375	709,820

	$10,886,805	$9,910,382	$9,855,902

Property Additions (b):
Industrial	$147,929	$95,838	$346,691
Aerospace	18,012	21,619	21,877
Climate & Industrial Controls	8,234	6,040	6,645
Corporate	38,495	6,133	2,798

	$212,670	$129,630	$378,011

Depreciation:
Industrial	$186,057	$200,617	$205,584
Aerospace	20,035	20,501	20,477
Climate & Industrial Controls	12,895	14,117	16,640
Corporate	10,251	10,060	9,898

	$229,238	$245,295	$252,599

(Dollars in thousands)	2011	2010	2009
By Geographic Area (c)

Net Sales:
North America	$7,151,390	$5,913,770	$6,090,176
International	5,194,480	4,079,396	4,218,839

	$12,345,870	$9,993,166	$10,309,015

Long-Lived Assets:
North America	$864,287	$856,782	$927,318
International	932,892	841,099	953,236

	$1,797,179	$1,697,881	$1,880,554

The accounting policies of the business segments are the same as those described in the Significant Accounting Policies footnote except that the business segment results are prepared on a basis that is consistent with the manner in which the Company’s management disaggregates financial information for internal review and decision-making.

(a)	Corporate assets are principally cash and cash equivalents, domestic deferred income taxes, investments, benefit plan assets, headquarters facilities and the major portion of the Company’s domestic data processing equipment.

(b)	Includes the value of net plant and equipment at the date of acquisition of acquired companies (2011 - $5,376; 2010 - $408; 2009 - $107,278)

(c)	Net sales are attributed to countries based on the location of the selling unit. North America includes the United States, Canada and Mexico. No country other than the United States represents greater than 10 percent of consolidated sales. Long-lived assets are comprised of plant and equipment based on physical location.

Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2011
Schedule of Accounts, Notes, Loans and Financing Receivable

Accounts Receivable - The Accounts receivable, net caption in the Consolidated Balance Sheet is comprised of the following components:

June 30,	2011	2010
Accounts receivable, trade	$1,780,137	$1,457,355
Allowance for doubtful accounts	(10,472)	(14,701)
Non-trade accounts receivable	75,550	58,091
Notes receivable	132,641	99,196

Total	$1,977,856	$1,599,941

Acquisitions (Tables)	12 Months Ended
Jun. 30, 2011
Schedule of Purchase Price Allocation

	2011	2010	2009
Assets acquired:
Accounts receivable	$9,332	$908	$116,931
Inventories	7,908	447	87,230
Prepaid expenses	69	(575)	3,957
Deferred income taxes	468		7,899
Plant and equipment	5,376	408	107,278
Intangible and other assets	35,094	4,198	431,964
Goodwill	8,715	2,891	319,193

	66,962	8,277	1,074,452

Liabilities assumed:
Notes payable			2,622
Accounts payable, trade	2,440	531	49,421
Accrued payrolls and other compensation	765	219	33,714
Accrued domestic and foreign taxes	215	(91)	22,111
Other accrued liabilities	1,500	2,587	97,093
Long-term debt			1,640
Pensions and other postretirement benefits			5,418
Deferred income taxes	1,815	(420)	136,864
Other liabilities			2,934

	6,735	2,826	351,817

Net assets acquired	$60,227	$5,451	$722,635

Income Taxes (Tables)	12 Months Ended
Jun. 30, 2011
Schedule of Income before Income Tax, Domestic and Foreign	Income before income taxes was derived from the following sources:

	2011	2010	2009
United States	$681,910	$354,675	$390,507
Foreign	731,811	400,142	292,576

	$1,413,721	$754,817	$683,083

Schedule of Components of Income Tax Expense (Benefit)

Income taxes include the following:

	2011	2010	2009
Federal
Current	$121,292	$84,878	$46,524
Deferred	34,136	6,104	37,670
Foreign
Current	193,064	105,927	120,963
Deferred	(24,229)	(22,788)	(50,560)
State and local
Current	21,500	25,000	18,500
Deferred	10,808	(669)	(158)

	$356,571	$198,452	$172,939

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the Company’s effective income tax rate to the statutory Federal rate follows:

	2011	2010	2009
Statutory Federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes	1.8	2.1	1.7
Litigation settlements			1.8
Foreign tax rate difference	(8.7)	(7.4)	(8.7)
Cash surrender of life insurance	(0.9)	(1.0)	2.3
Research tax credit	(1.1)	(0.7)	(2.5)
Worthless stock benefit			(3.2)
Other	(0.9)	(1.7)	(1.1)

Effective income tax rate	25.2%	26.3%	25.3%

Schedule of Deferred Tax Assets and Liabilities

The differences comprising the net deferred taxes shown on the Consolidated Balance Sheet at June 30 were as follows:

	2011	2010
Postretirement benefits	$374,005	$565,258
Other liabilities and reserves	161,954	118,882
Long-term contracts	7,355	4,323
Stock-based incentive compensation	63,590	60,882
Loss carryforwards	186,613	106,106
Unrealized currency exchange gains and losses	43,484	15,312
Inventory	24,623	21,123
Depreciation and amortization	(479,103)	(455,684)
Valuation allowance	(192,904)	(92,799)

Net deferred tax asset	$189,617	$343,403

Change in net deferred tax asset:
Provision for deferred tax	$(20,715)	$17,353
Items of other comprehensive (loss) income	(131,552)	94,854
Acquisitions and other	(1,519)	(4,050)

Total change in net deferred tax	$(153,786)	$108,157

Summary of Income Tax Contingencies

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010	2009
Balance July 1	$82,089	$132,954	$105,070
Additions for tax positions related to current year	8,398	10,815	31,414
Additions for tax positions of prior years	10,015	23,408	15,899
Additions for acquisitions		294	760
Reductions for tax positions of prior years	(15,060)	(64,821)	(10,566)
Reductions for settlements	(7,133)	(21,770)	(3,768)
Reductions for expiration of statute of limitations		(37)
Effect of foreign currency translation	2,847	1,246	(5,855)

Balance June 30	$81,156	$82,089	$132,954

Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2011
Schedule of Calculation of Numerator and Denominator in Earnings Per Share

The computation of net income per share was as follows:

	2011	2010	2009
Numerator:
Net income attributable to common shareholders	$1,049,130	$554,065	$508,515
Denominator:
Basic – weighted-average common shares	161,125,869	160,909,655	161,564,111
Increase in weighted-average common shares from dilutive effect of stock-based awards	3,672,352	1,992,062	1,155,037

Diluted – weighted-average common shares, assuming exercise of stock-based awards	164,798,221	162,901,717	162,719,148

Basic earnings per share	$6.51	$3.44	$3.15
Diluted earnings per share	$6.37	$3.40	$3.13

Goodwill and Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2011
Schedule of Goodwill

The changes in the carrying amount of goodwill for the years ended June 30, 2010 and June 30, 2011 are as follows:

	Industrial Segment	Aerospace Segment	Climate & Industrial Controls Segment	Total
Balance June 30, 2009	$2,496,449	$98,709	$307,919	$2,903,077
Acquisitions		193		193
Foreign currency translation	(115,175)	(46)	(1,081)	(116,302)
Goodwill adjustments	(634)			(634)

Balance June 30, 2010	$2,380,640	$98,856	$306,838	$2,786,334

Acquisitions	7,424		1,291	8,715
Foreign currency translation	208,261	58	6,059	214,378
Goodwill adjustments	(336)		25	(311)

Balance June 30, 2011	$2,595,989	$98,914	$314,213	$3,009,116

Schedule of Finite-Lived Intangible Assets by Major Class

The following summarizes the gross carrying value and accumulated amortization for each major category of intangible asset:

	2011		2010
June 30,	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Patents	$124,015	$61,061	$114,935	$48,682
Trademarks	319,158	116,995	289,017	83,936
Customer lists and other	1,251,271	338,666	1,125,782	247,065

Total	$1,694,444	$516,722	$1,529,734	$379,683

Schedule of Acquired Finite-Lived Intangible Assets by Major Class

During 2011, the Company acquired intangible assets with an initial purchase price allocation and weighted-average life as follows:

	Purchase Price Allocation	Weighted- Average Life
Trademarks	$1,443	7 years
Customer lists and other	33,642	13 years

Total	$35,085	13 years

Debt (Tables)	12 Months Ended
Jun. 30, 2011
Schedule of Long-term Debt Instruments

June 30,	2011		2010
Domestic:
Debentures 7.30%, due 2011	$		$100,000
Fixed rate medium-term notes 3.50% to 6.55%, due 2018-2038		1,175,000	875,000
Fixed rate senior notes 4.88%, due 2013		225,000	225,000
Foreign:
Bank loans, including revolving credit 1% to 7.2%, due 2012-2017		1,380	1,807
Euro bonds 3.5%, due 2011			244,580
4.125%, due 2016		290,040	244,580
Japanese Yen credit facility Libor plus 20 bps, due 2012		74,472	67,878
Other long-term debt, including capitalized leases		465	302

Total long-term debt		1,766,357	1,759,147
Less long-term debt payable within one year		75,271	345,513

Long-term debt, net		$1,691,086	$1,413,634

Retirement Benefits (Tables)	12 Months Ended
Jun. 30, 2011
Schedule of Allocation of Plan Assets	The weighted-average allocation of the majority of the assets related to defined benefit plans is as follows:

	2011	2010
Equity securities	59%	56%
Debt securities	33%	37%
Other	8%	7%

	100%	100%

Schedule of Changes in Fair Value of Plan Assets

The fair values of pension plan assets at June 30, 2011 and at June 30, 2010, by asset class, are as follows:

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$112,080	$58,511	$53,569	$
Equity securities	665,107	665,107
Fixed income securities
Corporate bonds	120,136		120,136
Government issued securities	137,618	79,536	58,082
Mutual funds
Equity funds	220,312	219,816	496
Fixed income funds	138,314	135,620	2,694
Common/Collective trusts
Equity funds	766,847		766,847
Fixed income funds	513,365		513,365
Limited Partnerships	128,470		128,470
Miscellaneous	(3,832)	88	(3,920)

Total at June 30, 2011	$2,798,417	$1,158,678	$1,639,739	$

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$74,302	$74,302	$		$
Equity securities	605,067	605,067
Fixed income securities
Corporate bonds	116,571			116,571
Government issued securities	130,070			130,070
Mutual funds
Equity funds	10,370			10,370
Fixed income funds	131,777			131,777
Common/Collective trusts
Equity funds	613,246			613,246
Fixed income funds	245,229			245,229
Limited Partnerships	68,648			68,648
Miscellaneous	24,906			24,906

Total at June 30, 2010	$2,020,186	$679,369		$1,340,817	$

Schedule of Employee Stock Ownership Plan (ESOP) Disclosures

	2011	2010	2009
Shares held by ESOP	10,308,032	10,950,349	11,189,598
Company contributions to ESOP	$52,627	$48,336	$51,593

Schedule of Health Care Cost Trend Rates

The assumptions used to measure the net periodic benefit cost for postretirement benefit obligations are:

	2011	2010	2009
Discount rate	5.01%	6.1%	6.71%
Current medical cost trend rate	8.0%	8.5%	9.25%
Ultimate medical cost trend rate	5.0%	5.0%	5.0%
Medical cost trend rate decreases to ultimate in year	2018	2018	2014

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates

A one percentage point change in assumed health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$218	$(188)
Effect on postretirement benefit obligation	3,381	(2,932)

Pension Plans, Defined Benefit
Schedule of Defined Benefit Plans Disclosures

A summary of the Company’s defined benefit pension plans follows:

	2011	2010	2009
Benefit cost
Service cost	$87,676	$70,977	$71,187
Interest cost	176,081	178,562	172,321
Expected return on plan assets	(200,303)	(177,559)	(186,417)
Amortization of prior service cost	12,636	13,974	11,787
Amortization of unrecognized actuarial loss	109,436	65,823	31,507
Amortization of initial net (asset)	(63)	(55)	(53)

Net periodic benefit cost	$185,463	$151,722	$100,332

	2011	2010
Change in benefit obligation
Benefit obligation at beginning of year	$3,430,835	$2,952,297
Service cost	87,676	70,977
Interest cost	176,081	178,562
Actuarial (gain) loss	(101,806)	440,941
Benefits paid	(146,779)	(150,176)
Plan amendments	9,735	11,902
Foreign currency translation and other	113,818	(73,668)

Benefit obligation at end of year	$3,569,560	$3,430,835

Change in plan assets
Fair value of plan assets at beginning of year	$2,020,186	$1,807,479
Actual gain on plan assets	384,848	261,820
Employer contributions	461,243	153,291
Benefits paid	(146,779)	(150,176)
Foreign currency translation and other	78,919	(52,228)

Fair value of plan assets at end of year	$2,798,417	$2,020,186

Funded status	$(771,143)	$(1,410,649)

	2011	2010
Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(14,815)	$(12,866)
Pensions and other postretirement benefits	(756,328)	(1,397,783)

Net amount recognized	$(771,143)	$(1,410,649)

Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$1,133,411	$1,496,209
Prior service cost	69,337	70,810
Transition obligation	161	105

Net amount recognized	$1,202,909	$1,567,124

Benefit Obligations
Schedule of Assumptions Used

The assumptions used to measure net periodic benefit cost for the Company’s significant defined benefit plans are:

	2011	2010	2009
U.S. defined benefit plans
Discount rate	5.3%	6.25%	6.8%
Average increase in compensation	5.21%	4.34%	4.7%
Expected return on plan assets	8.5%	8.5%	8.5%
Non-U.S. defined benefit plans
Discount rate	1.75 to 6.0%	2.0 to 6.78%	2.25 to 6.9%
Average increase in compensation	2.0 to 4.5%	2.0 to 4.7%	1.0 to 4.25%
Expected return on plan assets	1.0 to 8.0%	1.0 to 8.0%	1.0 to 8.0%

Benefit Costs
Schedule of Assumptions Used

The assumptions used to measure the benefit obligation for the Company’s significant defined benefit plans are:

	2011	2010
U.S. defined benefit plans
Discount rate	5.45%	5.3%
Average increase in compensation	5.21%	5.21%
Non-U.S. defined benefit plans
Discount rate	2.0 to 5.87%	1.75 to 6.0%
Average increase in compensation	2.0 to 5.0%	2.0 to 4.5%

Other Postretirement Benefit Plans, Defined Benefit
Schedule of Defined Benefit Plans Disclosures

A summary of the Company’s other postretirement benefit plans follows:

	2011	2010	2009
Benefit cost
Service cost	$675	$545	$1,034
Interest cost	3,579	3,920	5,193
Net amortization and deferral	524	(461)	(753)

Net periodic benefit cost	$4,778	$4,004	$5,474

		2011	2010
Change in benefit obligation
Benefit obligation at beginning of year		$69,868	$64,434
Service cost		675	545
Interest cost		3,579	3,920
Actuarial loss		5,002	8,689
Benefits paid		(5,985)	(7,720)

Benefit obligation at end of year		$73,139	$69,868

Funded status		$(73,139)	$(69,868)

	2011	2010
Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(5,670)	$(5,176)
Pensions and other postretirement benefits	(67,469)	(64,692)

Net amount recognized	$(73,139)	$(69,868)

Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$10,324	$5,870
Prior service (credit)	(1,068)	(1,113)

Net amount recognized	$9,256	$4,757

Equity (Tables)	12 Months Ended
Jun. 30, 2011
Schedule of Accumulated Other Comprehensive Income (Loss)

The balance of Accumulated other comprehensive (loss) in Shareholders’ equity is comprised of the following:

	2011	2010
Foreign currency translation	$316,010	$(187,746)
Retirement benefit plans	(766,159)	(1,019,762)
Other	(841)	(1,053)

Schedule of Treasury Stock by Class	The number of common shares repurchased at the average purchase price follows:

	2011	2010	2009
Shares repurchased	8,008,926	441,118	7,557,284
Average price per share	$86.54	$56.67	$59.25

Stock Incentive Plans (Tables)	12 Months Ended
Jun. 30, 2011
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The fair value of each stock option and SAR award granted in 2011, 2010 and 2009 was estimated at the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions:

	2011	2010	2009
Risk-free interest rate	1.5%	2.9%	3.2%
Expected life of award	5.2 yrs	5.3 yrs	4.9 yrs
Expected dividend yield of stock	1.5%	1.4%	1.3%
Expected volatility of stock	35.9%	34.5%	26.6%
Weighted-average fair value	$18.70	$15.77	$16.56

Schedule of Share-based Compensation, Stock Options, Activity

Stock option and SAR activity during 2011 is as follows (aggregate intrinsic value in millions):

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding June 30, 2010	16,152,493	$49.55

Granted	1,399,068	63.49
Exercised	(4,245,373)	44.97
Canceled	(77,070)	58.92

Outstanding June 30, 2011	13,229,118	$52.44	5.5 years	$493.6

Exercisable June 30, 2011	9,109,413	$50.30	4.5 years	$359.2

Schedule of Nonvested Share Activity

A summary of the status and changes of shares subject to stock option and SAR awards and the related average price per share follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Nonvested June 30, 2010	5,586,873	$16.10

Granted	1,399,068	18.70
Vested	(2,798,791)	16.31
Canceled	(67,445)	16.36

Nonvested June 30, 2011	4,119,705	$16.84

Stock-Based Awards Exercised Disclosure

Information related to stock options and SAR awards exercised during 2011, 2010 and 2009 is as follows:

	2011	2010	2009
Net cash proceeds	$25,862	$10,307	$3,557
Intrinsic value	163,752	45,424	4,787
Income tax benefit	42,546	14,031	1,517

Schedule of Share-based Compensation, Restricted Stock Units Award Activity

A summary of the status and changes of shares subject to RSU awards and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2010	0	$0

Granted	425,359	62.55
Vested	(320)	62.35
Canceled	(9,864)	62.35

Nonvested June 30, 2011	415,175	$62.55

Long Term Incentive Plans
Schedule of Nonvested Share Activity

A summary of the status and changes of shares relating to the LTIP and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2010	1,350,028	$57.74

Granted	281,191	86.34
Vested	(382,333)	61.06
Canceled	(118,429)	63.06

Nonvested June 30, 2011	1,130,457	$64.50

Schedule of Nonvested Restricted Stock Units Activity

Restricted Stock for LTIP	2011	2010	2009
LTIP 3-year plan	2008-09-10	2007-08-09	2006-07-08
Number of shares issued	157,491	68,172	172,130
Average share value on date of issuance	$62.35	$48.58	$65.34
Total value	$9,820	$3,312	$11,247

Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2011
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The location and fair value of derivative financial instruments reported in the Consolidated Balance Sheet are as follows:

	Balance Sheet Caption	2011	2010
Net investment hedges
Cross-currency swap contracts	Other liabilities	$36,582	$
Cash flow hedges
Costless collar contracts	Accounts receivable	638		1,624
Costless collar contracts	Other accrued liabilities	2,979		2,334

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income are as follows:

	2011	2010	2009
Forward exchange contracts	$19,048	$	$
Costless collar contracts	(6,624)	(4,897)	(5,286)

Gains (losses) on derivative and non-derivative financial instruments that were recorded in accumulated other comprehensive income (loss) in the Consolidated Balance Sheet are as follows:

	2011	2010
Cross-currency swap contracts	$(22,600)	$
Foreign denominated debt	(50,581)		40,955

Fair Value Measurements (Tables)	12 Months Ended
Jun. 30, 2011
Fair Value, by Balance Sheet Grouping

A summary of financial assets and liabilities that were measured at fair value on a recurring basis at June 30, 2011 and June 30, 2010 is as follows:

	Total Value At June 30, 2011	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Derivatives	$638	$	$638	$
Liabilities:
Derivatives	39,561		39,561

	Total Value At June 30, 2010	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities	$3,542	$	$	$3,542
Derivatives	1,624		1,624
Liabilities:
Derivatives	2,334		2,334

Quarterly Information (Unaudited) (Tables)	12 Months Ended
Jun. 30, 2011
Schedule of Quarterly Financial Information

2011	1st	2nd	3rd	4th	Total
Net sales	$2,829,273	$2,866,664	$3,240,103	$3,409,830	$12,345,870
Gross profit	691,399	670,936	777,020	819,058	2,958,413
Net income attributable to common shareholders	247,171	230,180	279,589	292,190	1,049,130
Diluted earnings per share	1.51	1.39	1.68	1.79	6.37

2010	1st	2nd	3rd	4th	Total
Net sales	$2,237,165	$2,354,708	$2,614,823	$2,786,470	$9,993,166
Gross profit	436,220	485,227	552,372	672,280	2,146,099
Net income attributable to common shareholders	73,493	104,546	153,863	222,163	554,065
Diluted earnings per share	.45	.64	.94	1.35	3.40

Stock Prices and Dividends (Unaudited) (Tables)	12 Months Ended
Jun. 30, 2011
Stock Prices and Dividends Table Disclosure

(In dollars)		1st	2nd	3rd	4th	Full Year
2011	High	$72.12	$87.36	$95.00	$99.40	$99.40
	Low	54.26	67.52	82.80	83.65	54.26
	Dividends	.27	.29	.32	.37	1.25
2010	High	$55.89	$59.36	$66.71	$72.50	$72.50
	Low	39.53	49.36	53.50	55.18	39.53
	Dividends	.25	.25	.25	.26	1.01
2009	High	$72.69	$52.52	$46.45	$48.45	$72.69
	Low	48.67	31.29	27.69	33.13	27.69
	Dividends	.25	.25	.25	.25	1.00

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2010		Jun. 30, 2009		Jun. 30, 2008
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning Of Period	$ 14,701		$ 19,815		$ 16,843
Additions Charged to Costs and Expenses	7,520		1,871		9,157
Other (Deductions)/ Additions	(11,749)	[1]	(6,985)	[1]	(6,185)	[1]
Balance At End Of Period	10,472		14,701		19,815
Deferred tax asset valuation allowance
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning Of Period	92,799		112,883		78,631
Additions Charged to Costs and Expenses	102,472		22,970		34,122
Other (Deductions)/ Additions	(2,367)	[1]	(43,054)	[1]	130	[1]
Balance At End Of Period	$ 192,904		$ 92,799		$ 112,883

[1]	For allowance for doubtful accounts, net balance of deductions due to uncollectible accounts charged off and additions due to acquisitions or recoveries. For deferred tax asset valuation allowance, primarily represents adjustments due to acquisitions and net operating losses.

Business Segment Information (Detail) (USD $) In Thousands	3 Months Ended										12 Months Ended
	Jun. 30, 2011		Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Segment Reporting Information [Line Items]
Net sales	$ 3,409,830		$ 3,240,103	$ 2,866,664	$ 2,829,273	$ 2,786,470		$ 2,614,823	$ 2,354,708	$ 2,237,165	$ 12,345,870	[1]	$ 9,993,166	[1]	$ 10,309,015	[1]
Segment Operating Income											1,823,026		1,142,680		1,003,801
Corporate administration											163,868		153,965		152,118
Income before interest expense and other											1,659,158		988,715		851,683
Interest expense											99,704		103,599		112,071
Other expense											145,733		130,299		56,529
Income before income taxes											1,413,721		754,817		683,083
Property Additions											212,670	[2]	129,630	[2]	378,011	[2]
Depreciation											229,238		245,295		252,599
Long-Lived Assets											1,797,179	[1]	1,697,881	[1]	1,880,554	[1]
Assets	10,886,805	[3]				9,910,382	[3]				10,886,805	[3]	9,910,382	[3]	9,855,902	[3]
Industrial
Segment Reporting Information [Line Items]
Property Additions											147,929		95,838		346,691
Depreciation											186,057		200,617		205,584
Assets	8,413,552					7,309,735					8,413,552		7,309,735		7,539,504
Industrial | North America
Segment Reporting Information [Line Items]
Net sales											4,516,510		3,623,460		3,734,613
Segment Operating Income											745,544		487,137		394,923
Industrial | International
Segment Reporting Information [Line Items]
Net sales											4,917,007		3,811,464		3,895,874
Segment Operating Income											754,222		394,089		350,662
Aerospace
Segment Reporting Information [Line Items]
Net sales											1,921,984		1,744,283		1,883,273
Segment Operating Income											247,126		208,002		261,953
Property Additions											18,012		21,619		21,877
Depreciation											20,035		20,501		20,477
Assets	995,026					910,740					995,026		910,740		915,155
Climate and Industrial Controls
Segment Reporting Information [Line Items]
Net sales											990,369		813,959		795,255
Segment Operating Income											76,134		53,452		(3,737)
Property Additions											8,234		6,040		6,645
Depreciation											12,895		14,117		16,640
Assets	724,966					692,532					724,966		692,532		691,423
Corporate
Segment Reporting Information [Line Items]
Property Additions											38,495		6,133		2,798
Depreciation											10,251		10,060		9,898
Assets	753,261					997,375					753,261		997,375		709,820
North America
Segment Reporting Information [Line Items]
Net Sales											7,151,390		5,913,770		6,090,176
Long-Lived Assets											864,287		856,782		927,318
International
Segment Reporting Information [Line Items]
Net Sales											5,194,480		4,079,396		4,218,839
Long-Lived Assets											$ 932,892		$ 841,099		$ 953,236

[1]	Net sales are attributed to countries based on the location of the selling unit. North America includes the United States, Canada and Mexico. No country other than the United States represents greater than 10 percent of consolidated sales. Long-lived assets are comprised of plant and equipment based on physical location.
[2]	Includes the value of net plant and equipment at the date of acquisition of acquired companies (2011 - $5,376; 2010 - $408; 2009 - $107,278)
[3]	Corporate assets are principally cash and cash equivalents, domestic deferred income taxes, investments, benefit plan assets, headquarters facilities and the major portion of the Company's domestic data processing equipment.

Business Segment Information (Parenthetical) (Detail) (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Segment Reporting Information [Line Items]
Net plant and equipment at the date of acquisition of acquired companies	$ 5,376	$ 408	$ 107,278

Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Jun. 30, 2011 Year
Industrial
Significant Accounting Policies [Line Items]
Number of countries that the Industrial International operations provide Parker products and services to	44
Building
Significant Accounting Policies [Line Items]
Estimated useful lives (in years)	40
Land Improvements
Significant Accounting Policies [Line Items]
Estimated useful lives (in years)	15
Building Improvements
Significant Accounting Policies [Line Items]
Estimated useful lives (in years)	15
Machinery and Equipment
Significant Accounting Policies [Line Items]
Estimated useful lives, lower limit (in years)	7
Estimated useful lives, upper limit (in years)	10
Vehicles and Office Equipment
Significant Accounting Policies [Line Items]
Estimated useful lives, lower limit (in years)	3
Estimated useful lives, upper limit (in years)	8

Accounts Receivable, Net (Detail) (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, trade	$ 1,780,137	$ 1,457,355
Allowance for doubtful accounts	(10,472)	(14,701)
Non-trade accounts receivable	75,550	58,091
Notes receivable	132,641	99,196
Total	$ 1,977,856	$ 1,599,941

Acquisitions - Additional Information (Detail) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Business Acquisition [Line Items]
Aggregate annual sales for businesses acquired, for their most recent fiscal year prior to acquisition	$ 65	$ 11	$ 532
Total purchase price for all businesses acquired in cash	61	5	747
Assumed debt for all businesses acquired			$ 4

Initial Purchase Price Allocation and Subsequent Purchase Price Adjustments for Acquisitions (Detail) (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Assets acquired:
Accounts receivable	$ 9,332	$ 908	$ 116,931
Inventories	7,908	447	87,230
Prepaid expenses	69	(575)	3,957
Deferred income taxes	468		7,899
Plant and equipment	5,376	408	107,278
Intangible and other assets	35,094	4,198	431,964
Goodwill	8,715	2,891	319,193
Business Acquisition, Purchase Price Allocation, Assets Acquired, Total	66,962	8,277	1,074,452
Liabilities assumed:
Notes payable			2,622
Accounts payable, trade	2,440	531	49,421
Accrued payrolls and other compensation	765	219	33,714
Accrued domestic and foreign taxes	215	(91)	22,111
Other accrued liabilities	1,500	2,587	97,093
Long-term debt			1,640
Pensions and other postretirement benefits			5,418
Deferred income taxes	1,815	(420)	136,864
Other liabilities			2,934
Business Acquisition, Purchase Price Allocation, Liabilities Assumed, Total	6,735	2,826	351,817
Net assets acquired	$ 60,227	$ 5,451	$ 722,635

Business Realignment Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	$ 16.5	$ 48.5	$ 52.1
Severance payments	9.5
Industrial
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	15.5	44	33.7
Number of employees used for severance costs	465	1,455	3,345
Aerospace
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	1	0.6	2
Number of employees used for severance costs	50	50	205
Climate and Industrial Controls
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment		3.9	9.7
Number of employees used for severance costs		255	745
Cost of Sales
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	15.3	43	41
Selling, General and Administrative Expense
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	1.2	5.5	6.2
Gain (Loss) on Disposition of Assets
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment			4.9
Segment Operating Income Loss
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment			$ 6.7

Income Before Income Taxes Derived from Sources (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
United States	$ 681,910	$ 354,675	$ 390,507
Foreign	731,811	400,142	292,576
Income before income taxes	$ 1,413,721	$ 754,817	$ 683,083

Income Taxes (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Income Taxes [Line Items]
Current	$ 121,292	$ 84,878	$ 46,524
Deferred	34,136	6,104	37,670
Current	193,064	105,927	120,963
Deferred	(24,229)	(22,788)	(50,560)
Current	21,500	25,000	18,500
Deferred	10,808	(669)	(158)
Income taxes (Note 4)	$ 356,571	$ 198,452	$ 172,939

Reconciliation of Effective Income Tax Rate to the Statutory Federal Rate (Detail)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory Federal income tax rate	35.00%	35.00%	35.00%
State and local income taxes	1.80%	2.10%	1.70%
Litigation settlements			1.80%
Foreign tax rate difference	(8.70%)	(7.40%)	(8.70%)
Cash surrender of life insurance	(0.90%)	(1.00%)	2.30%
Research tax credit	(1.10%)	(0.70%)	(2.50%)
Worthless stock benefit			(3.20%)
Other	(0.90%)	(1.70%)	(1.10%)
Effective income tax rate	25.20%	26.30%	25.30%

Deferred Income Taxes (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Postretirement benefits	$ 374,005	$ 565,258
Other liabilities and reserves	161,954	118,882
Long-term contracts	7,355	4,323
Stock-based incentive compensation	63,590	60,882
Loss carryforwards	186,613	106,106
Unrealized currency exchange gains and losses	43,484	15,312
Inventory	24,623	21,123
Depreciation and amortization	(479,103)	(455,684)
Valuation allowance	(192,904)	(92,799)
Net deferred tax asset	189,617	343,403
Change in net deferred tax asset:
Provision for deferred tax	(20,715)	17,353	13,048
Items of other comprehensive (loss) income	(131,552)	94,854
Acquisitions and other	(1,519)	(4,050)
Total change in net deferred tax	$ (153,786)	$ 108,157

Income Taxes - Additional Information (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Income Taxes [Line Items]
Deferred tax assets resulting from loss carryforwards	$ 186,613	$ 106,106
Loss carryforwards	663,735
Valuation allowance related to the loss carryforwards	156,721
Valuation allowance relates to foreign capital loss carryforward and certain deferred tax assets associated with other liabilities and reserves	36,183
Foreign capital loss carryforward and some of the loss carryforwards, time period	The foreign capital loss carryforward and some of the loss carryforwards can be carried forward indefinitely; others can be carried forward from one to 19 years.
Accumulated undistributed earnings of foreign operations reinvested in operations	983,950	1,102,978	1,298,102
Amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	78,754	81,927	114,210
Accrued interest related to the gross unrecognized tax benefits excluded from the unrecognized tax benefits	$ 11,331	$ 8,200	$ 9,179

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Beginning Balance	$ 82,089	$ 132,954	$ 105,070
Additions for tax positions related to current year	8,398	10,815	31,414
Additions for tax positions of prior years	10,015	23,408	15,899
Additions for acquisitions		294	760
Reductions for tax positions of prior years	(15,060)	(64,821)	(10,566)
Reductions for settlements	(7,133)	(21,770)	(3,768)
Reductions for expiration of statute of limitations		(37)
Effect of foreign currency translation	2,847	1,246	(5,855)
Ending Balance	$ 81,156	$ 82,089	$ 132,954

Computation of Earnings Per Share (Detail) (USD $) In Thousands, except Share data	3 Months Ended								12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Numerator:
Net income attributable to common shareholders	$ 292,190	$ 279,589	$ 230,180	$ 247,171	$ 222,163	$ 153,863	$ 104,546	$ 73,493	$ 1,049,130	$ 554,065	$ 508,515
Denominator:
Basic - weighted-average common shares									161,125,869	160,909,655	161,564,111
Increase in weighted-average common shares from dilutive effect of stock-based awards									3,672,352	1,992,062	1,155,037
Diluted - weighted-average common shares, assuming exercise of stock-based awards									164,798,221	162,901,717	162,719,148
Basic earnings per share									$ 6.51	$ 3.44	$ 3.15
Diluted earnings per share	$ 1.79	$ 1.68	$ 1.39	$ 1.51	$ 1.35	$ 0.94	$ 0.64	$ 0.45	$ 6.37	$ 3.4	$ 3.13

Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Earnings Per Share Disclosure [Line Items]
Number of common shares subject to stock-based awards that were excluded from the computation of diluted earnings per share because the effect of their exercise would be anti-dilutive	1.6	9	6.4

Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2011	Jun. 30, 2010
Inventory Disclosure [Line Items]
Percentage of LIFO (last in first out) inventory to total inventory	28.00%	28.00%
Current cost of inventories exceeds their valuation determined on the LIFO basis, amount	$ 205,739	$ 193,519
Progress payments netted against inventories	$ 33,489	$ 33,676

Changes in the Carrying Amount of Goodwill (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Goodwill [Line Items]
Beginning Balance	$ 2,786,334	$ 2,903,077
Acquisitions	8,715	193
Foreign currency translation	214,378	(116,302)
Goodwill adjustments	(311)	(634)
Ending Balance	3,009,116	2,786,334
Industrial
Goodwill [Line Items]
Beginning Balance	2,380,640	2,496,449
Acquisitions	7,424
Foreign currency translation	208,261	(115,175)
Goodwill adjustments	(336)	(634)
Ending Balance	2,595,989	2,380,640
Aerospace
Goodwill [Line Items]
Beginning Balance	98,856	98,709
Acquisitions		193
Foreign currency translation	58	(46)
Ending Balance	98,914	98,856
Climate and Industrial Controls
Goodwill [Line Items]
Beginning Balance	306,838	307,919
Acquisitions	1,291
Foreign currency translation	6,059	(1,081)
Goodwill adjustments	25
Ending Balance	$ 314,213	$ 306,838

Gross Carrying Value and Accumulated Amortization for Each Major Category of Intangible Assets (Detail) (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,694,444	$ 1,529,734
Accumulated Amortization	516,722	379,683
Patents
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	124,015	114,935
Accumulated Amortization	61,061	48,682
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	319,158	289,017
Accumulated Amortization	116,995	83,936
Customer lists and other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,251,271	1,125,782
Accumulated Amortization	$ 338,666	$ 247,065

Acquired Intangible Assets with an Initial Purchase Price Allocation and Weighted-Average Life (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2011 Year
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	$ 35,085
Weighted- Average Life	13
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	1,443
Weighted- Average Life	7
Customer lists and other
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	$ 33,642
Weighted- Average Life	13

Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible amortization expense	$ 107,701	$ 114,749	$ 102,750
Estimated amortization expense, year ending June 30, 2012	100,342
Estimated amortization expense, year ending June 30, 2013	93,048
Estimated amortization expense, year ending June 30, 2014	89,354
Estimated amortization expense, year ending June 30, 2015	86,521
Estimated amortization expense, year ending June 30, 2016	$ 84,717

Financing Arrangements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2011	Jun. 30, 2010
Debt Instrument [Line Items]
Commercial paper notes outstanding	$ 0	$ 0
Domestic Line of Credit
Debt Instrument [Line Items]
Line of credit	1,500,000
Foreign Line of Credit
Debt Instrument [Line Items]
Line of credit	97,548
Notes payable	0	17,759
Weighted-average interest rate of notes payable	0.60%	0.50%
Commercial Paper
Debt Instrument [Line Items]
Amount of short-term commercial paper notes authorized to sell	$ 1,350,000

Debt (Detail) (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010
Debt Disclosure [Line Items]
Long-term debt	$ 1,765,892	$ 1,758,845
Total long-term debt	1,766,357	1,759,147
Less long-term debt payable within one year	75,271	345,513
Long-term debt, net	1,691,086	1,413,634
Domestic | Debentures 7.30%, due 2011
Debt Disclosure [Line Items]
Long-term debt		100,000
Domestic | Fixed rate medium-term notes 3.50% to 6.55%, due 2018-2038
Debt Disclosure [Line Items]
Long-term debt	1,175,000	875,000
Domestic | Fixed rate senior notes 4.88%, due 2013
Debt Disclosure [Line Items]
Long-term debt	225,000	225,000
Foreign | Bank loans, including revolving credit 1% to 7.2%, due 2011-2017
Debt Disclosure [Line Items]
Long-term debt	1,380	1,807
Foreign | Euro Bonds 3.5%, due 2011
Debt Disclosure [Line Items]
Long-term debt		244,580
Foreign | Euro Bonds 4.125%, due 2016
Debt Disclosure [Line Items]
Long-term debt	290,040	244,580
Foreign | Japanese Yen credit facility Libor plus 20 bps, due 2012
Debt Disclosure [Line Items]
Long-term debt	74,472	67,878
Other long-term debt, including capitalized leases
Debt Disclosure [Line Items]
Long-term debt	$ 465	$ 302

Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Debt Disclosure [Line Items]
Principal amounts of Long-term debt payable in the year ending June 30, 2012	$ 75,271
Principal amounts of Long-term debt payable in the year ending June 30, 2013	225,437
Principal amounts of Long-term debt payable in the year ending June 30, 2014	236
Principal amounts of Long-term debt payable in the year ending June 30, 2015	154
Principal amounts of Long-term debt payable in the year ending June 30, 2016	290,200
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2012	83,688
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2013	59,003
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2014	35,490
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2015	23,511
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2016	20,689
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, after 2016	72,988
Rental expense	118,496	123,582	125,516
Medium Term Notes 3.5 Percent Due September 2022
Debt Disclosure [Line Items]
Medium-term notes, issued amount	300,000
Medium-term notes, maturity date	September 2022
Medium-term notes, interest rate	3.50%
Medium-term notes, issuance cost	$ 5,460

Net Periodic Pension Cost Recognized (Detail) (Pension Plans, Defined Benefit, USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 87,676	$ 70,977	$ 71,187
Interest cost	176,081	178,562	172,321
Expected return on plan assets	(200,303)	(177,559)	(186,417)
Amortization of prior service cost	12,636	13,974	11,787
Amortization of unrecognized actuarial loss	109,436	65,823	31,507
Amortization of initial net (asset)	(63)	(55)	(53)
Net periodic benefit cost	$ 185,463	$ 151,722	$ 100,332

Summary of Defined Benefit Pension Plans (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	$ 2,798,417	$ 2,020,186
Amounts recognized on the Consolidated Balance Sheet
Pensions and other postretirement benefits	(862,938)	(1,500,928)
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	3,430,835	2,952,297
Service cost	87,676	70,977	71,187
Interest cost	176,081	178,562	172,321
Actuarial (gain) loss	(101,806)	440,941
Benefits paid	(146,779)	(150,176)
Plan amendments	9,735	11,902
Foreign currency translation and other	113,818	(73,668)
Benefit obligation at end of year	3,569,560	3,430,835	2,952,297
Fair value of plan assets at beginning of year	2,020,186	1,807,479
Actual gain on plan assets	384,848	261,820
Employer contributions	461,243	153,291
Benefits paid	(146,779)	(150,176)
Foreign currency translation and other	78,919	(52,228)
Fair value of plan assets at end of year	2,798,417	2,020,186	1,807,479
Funded status	(771,143)	(1,410,649)
Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	(14,815)	(12,866)
Pensions and other postretirement benefits	(756,328)	(1,397,783)
Net amount recognized	(771,143)	(1,410,649)
Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	1,133,411	1,496,209
Prior service cost	69,337	70,810
Transition obligation	161	105
Net amount recognized	$ 1,202,909	$ 1,567,124

Retirement Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Projected benefit obligation for pension plans with projected benefit obligations in excess of plan assets	$ 3,557,563,000	$ 3,420,234,000
Fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets	2,783,349,000	2,007,629,000
Weighted-average target asset allocation, Equity securities	59.00%	56.00%
Weighted-average target asset allocation, Debt securities	33.00%	37.00%
Weighted-average target asset allocation, Other	8.00%	7.00%
Recorded expense (income) relating to deferred compensation	28,720,000	21,553,000	(27,167,000)
Pension Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive -loss) income into net periodic benefit pension cost	102,182,000
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit pension cost	13,877,000
Estimated amount of transition asset that will be amortized from accumulated other comprehensive -loss) income into net periodic benefit pension cost	66,000
Accumulated benefit obligation for all defined benefit plans	3,219,403,000	3,096,603,000
Projected benefit obligation for pension plans with accumulated benefit obligations in excess of plan assets	3,119,540,000	3,401,504,000
Accumulated benefit obligation for pension plans with accumulated benefit obligations in excess of plan assets	2,798,701,000	3,072,016,000
Fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets	2,353,730,000	1,991,174,000
Plans' assets included Company stock with market values	119,856,000	74,000,000
Expected cash contributions to defined benefit pension plans in 2012	67,000,000
Estimated future benefit payments in the year ending June 30, 2012	153,694,000
Estimated future benefit payments in the year ending June 30, 2013	199,048,000
Estimated future benefit payments in the year ending June 30, 2014	164,605,000
Estimated future benefit payments in the year ending June 30, 2015	176,455,000
Estimated future benefit payments in the year ending June 30, 2016	190,524,000
Estimated future benefit payments in the aggregate for the five years ending June 30, 2017 through June 30, 2021	1,177,675,000
Weighted-average target asset allocation, Equity securities	55.00%
Weighted-average target asset allocation, Debt securities	39.00%
Weighted-average target asset allocation, Other	6.00%
Common shares issued out of treasury in lieu of cash for the matching contribution		510,984	49,422
Recognized expense related to the retirement income account	16,844,000	12,598,000	14,489,000
Maximum percentage of employer 401K matching contribution	4.00%
Number of shares employees have elected to invest within the Company Stock Fund of the Parker Retirement Savings Plan	3,297,412
Domestic Defined Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of assets held in the U.S. defined benefit plans to total defined benefit plan assets	75.00%
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive -loss) income into net periodic benefit pension cost	624,000
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit pension cost	45,000
Estimated future benefit payments in the year ending June 30, 2012	5,686,000
Estimated future benefit payments in the year ending June 30, 2013	5,840,000
Estimated future benefit payments in the year ending June 30, 2014	5,940,000
Estimated future benefit payments in the year ending June 30, 2015	6,027,000
Estimated future benefit payments in the year ending June 30, 2016	5,820,000
Estimated future benefit payments in the aggregate for the five years ending June 30, 2017 through June 30, 2021	27,099,000
Recognized income as a result of eliminating the liability related to benefit under FASB Statement No. 106		$ 22,400,000
Discount rate assumption used to measure the benefit obligation	5.00%	5.01%
Common/Collective trusts
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Investments valued using a net asset value per share, redemption frequency	daily
Investments valued using a net asset value per share, redemption notice period	30-day
Limited Partnership
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Investments valued using a net asset value per share, redemption frequency	daily
Investments valued using a net asset value per share, redemption notice period	30-day

Assumptions Used to Measure Net Periodic Benefit Cost (Detail)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Minimum | Non-U.S. defined benefit plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	1.75%	2.00%	2.25%
Average increase in compensation	2.00%	2.00%	1.00%
Expected return on plan assets	1.00%	1.00%	1.00%
Maximum | Non-U.S. defined benefit plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	6.00%	6.78%	6.90%
Average increase in compensation	4.50%	4.70%	4.25%
Expected return on plan assets	8.00%	8.00%	8.00%
U.S. defined benefit plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	5.30%	6.25%	6.80%
Average increase in compensation	5.21%	4.34%	4.70%
Expected return on plan assets	8.50%	8.50%	8.50%

Assumptions Used to Measure Benefit Obligations (Detail)	Jun. 30, 2011	Jun. 30, 2010
Minimum | Non-U.S. defined benefit plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	2.00%	1.75%
Average increase in compensation	2.00%	2.00%
Maximum | Non-U.S. defined benefit plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	5.87%	6.00%
Average increase in compensation	5.00%	4.50%
U.S. defined benefit plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	5.45%	5.30%
Average increase in compensation	5.21%	5.21%

Weighted-Average Allocation of the Majority of the Assets Related to Defined Benefit Plans (Detail)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Equity securities	59.00%	56.00%
Debt securities	33.00%	37.00%
Other	8.00%	7.00%
Defined Benefit Plan, Assets Target Allocations, Total	100.00%	100.00%

Fair Values of Pension Plan Assets by Asset Class (Detail) (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	$ 2,798,417	$ 2,020,186
Quoted Prices In Active Markets (Level 1)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	1,158,678	679,369
Quoted Prices In Active Markets (Level 1) | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	58,511	74,302
Quoted Prices In Active Markets (Level 1) | Equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	665,107	605,067
Quoted Prices In Active Markets (Level 1) | Fixed income securities | Government issued securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	79,536
Quoted Prices In Active Markets (Level 1) | Mutual funds | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	219,816
Quoted Prices In Active Markets (Level 1) | Mutual funds | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	135,620
Quoted Prices In Active Markets (Level 1) | Miscellaneous
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	88
Common/Collective trusts | Significant Other Observable Inputs (Level 2) | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	766,847	613,246
Common/Collective trusts | Significant Other Observable Inputs (Level 2) | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	513,365	245,229
Limited Partnership | Significant Other Observable Inputs (Level 2)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	128,470	68,648
Significant Other Observable Inputs (Level 2)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	1,639,739	1,340,817
Significant Other Observable Inputs (Level 2) | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	53,569
Significant Other Observable Inputs (Level 2) | Fixed income securities | Corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	120,136	116,571
Significant Other Observable Inputs (Level 2) | Fixed income securities | Government issued securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	58,082	130,070
Significant Other Observable Inputs (Level 2) | Mutual funds | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	496	10,370
Significant Other Observable Inputs (Level 2) | Mutual funds | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	2,694	131,777
Significant Other Observable Inputs (Level 2) | Miscellaneous
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	(3,920)	24,906
Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	112,080	74,302
Equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	665,107	605,067
Fixed income securities | Corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	120,136	116,571
Fixed income securities | Government issued securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	137,618	130,070
Mutual funds | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	220,312	10,370
Mutual funds | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	138,314	131,777
Common/Collective trusts | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	766,847	613,246
Common/Collective trusts | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	513,365	245,229
Limited Partnership
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	128,470	68,648
Miscellaneous
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	$ (3,832)	$ 24,906

Employee Stock Ownership Plan (ESOP) (Detail) (USD $) In Thousands, except Share data	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Shares held by ESOP	10,308,032	10,950,349	11,189,598
Company contributions to ESOP	$ 52,627	$ 48,336	$ 51,593

Summary of Other Postretirement Benefit Plans (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Amounts recognized on the Consolidated Balance Sheet
Pensions and other postretirement benefits	$ (862,938)	$ (1,500,928)
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	69,868	64,434
Service cost	675	545	1,034
Interest cost	3,579	3,920	5,193
Actuarial (gain) loss	5,002	8,689
Amortization of unrecognized actuarial loss	524	(461)	(753)
Benefits paid	(5,985)	(7,720)
Net periodic benefit cost	4,778	4,004	5,474
Benefit obligation at end of year	73,139	69,868	64,434
Funded status	(73,139)	(69,868)
Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	(5,670)	(5,176)
Pensions and other postretirement benefits	(67,469)	(64,692)
Net amount recognized	(73,139)	(69,868)
Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	10,324	5,870
Prior service (credit)	(1,068)	(1,113)
Net amount recognized	$ 9,256	$ 4,757

Assumptions Used to Measure Net Periodic Benefit Cost for Postretirement Benefit Obligations (Detail) (Other Postretirement Benefit Plans, Defined Benefit)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Other Postretirement Benefit Plans, Defined Benefit
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	5.01%	6.10%	6.71%
Current medical cost trend rate	8.00%	8.50%	9.25%
Ultimate medical cost trend rate	5.00%	5.00%	5.00%
Medical cost trend rate decreases to ultimate in year	2018	2018	2014

Effect of a One Percentage Point Change in Assumed Health Care Cost Trend Rates (Detail) (USD $) In Thousands	12 Months Ended
Jun. 30, 2011
Assumed Health Care Cost Trend Rates, Effect of One Percentage Point Change [Line Items]
Effect on total of service and interest cost components, 1% increase	$ 218
Effect on total of service and interest cost components, 1% decrease	(188)
Effect on postretirement benefit obligation, 1% increase	3,381
Effect on postretirement benefit obligation, 1% decrease	$ (2,932)

Equity - Additional Information (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2009	Jun. 30, 2010
Equity, Class of Treasury Stock [Line Items]
Retirement benefit plan activity related to the adoption of the measurement date provision of pension accounting rules		$ 2,106
Balance of Accumulated other comprehensive (loss) income in Noncontrolling interests relates to foreign currency translation	26,844		18,519
Authorization to repurchase common shares	Under the program, the Company is authorized to repurchase an amount of common shares each fiscal year equal to the greater of 7.5 million shares or five percent of the shares outstanding as of the end of the prior fiscal year.
EITF 06-4
Equity, Class of Treasury Stock [Line Items]
Retirement benefit plan activity related to the adoption of new accounting rules for split dollar insurance arrangements		$ 3,391

Balance of Accumulated Other Comprehensive (Loss) in Shareholders' Equity (Detail) (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation	$ 316,010	$ (187,746)
Retirement benefit plans	(766,159)	(1,019,762)
Other	$ (841)	$ (1,053)

Number of Common Shares Repurchased at the Average Purchase Price (Detail) (USD $)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Accelerated Share Repurchases [Line Items]
Shares repurchased	8,008,926	441,118	7,557,284
Average price per share	$ 86.54	$ 56.67	$ 59.25

Stock Incentive Plans - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2011 Month	Jun. 30, 2010	Jun. 30, 2009
Stock Incentive Plan 2003
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares authorized for issuance under stock incentive plan	13,500,000
Omnibus Stock Incentive Plan 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares authorized for issuance under stock incentive plan	5,500,000
Minimum | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of common stock under stock options	100.00%
Stock options and SARs exercisable period after the date of grant	1
Maximum | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options and SARs exercisable period after the date of grant	3
Stock options and SARs expiration period	10
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 36,617	$ 44,415	$ 41,488
Expense for nonvested stock-based awards has yet to be recognized	18,909
Expense for nonvested stock-based awards has yet to be recognized, amortized over a weighted-average period (in months)	15
Total fair value of shares vested	45,635	40,494	40,082
Shares surrendered upon exercise of stock	2,447,908	606,554	90,129
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	12,243
Expense for nonvested stock-based awards has yet to be recognized	12,817
Expense for nonvested stock-based awards has yet to be recognized, amortized over a weighted-average period (in months)	24
Vesting period of RSU	3 years
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restriction period of transferability of the restricted stock, minimum	1
Restriction period of transferability of the restricted stock, maximum	3
Restricted stock awards, recognized tax benefit (cost)	277	(333)	2,175
Long Term Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares surrendered upon exercise of stock	126,462	83,991	60,247
Stock-based compensation expense (income)	$ 24,378	$ 15,018	$ (5,562)
Restricted stock issued to certain non-employee members of the Board of Directors	157,491	68,172	172,130
Deferred Compensation, Share-based Payments
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance in connection with its stock incentive plans	23,000,000
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock issued to certain non-employee members of the Board of Directors	17,820	20,000	12,150
Shares issued in lieu of directors' fees	2,400	4,578	3,868

Fair Value of Stock Option and SAR Award Weighted-Average Assumptions (Detail) (USD $)	12 Months Ended
	Jun. 30, 2011 Year	Jun. 30, 2010 Year	Jun. 30, 2009 Year
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Risk-free interest rate	1.50%	2.90%	3.20%
Expected life of award	5.2	5.3	4.9
Expected dividend yield of stock	1.50%	1.40%	1.30%
Expected volatility of stock	35.90%	34.50%	26.60%
Weighted-average fair value	$ 18.7	$ 15.77	$ 16.56

Stock Option and SAR Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Jun. 30, 2011 Year
Number of Shares
Outstanding June 30, 2010	16,152,493
Granted	1,399,068
Exercised	(4,245,373)
Canceled	(77,070)
Outstanding June 30, 2011	13,229,118
Exercisable June 30, 2011	9,109,413
Weighted-Average Exercise Price
Outstanding June 30, 2010	$ 49.55
Granted	$ 63.49
Exercised	$ 44.97
Canceled	$ 58.92
Outstanding June 30, 2011	$ 52.44
Exercisable June 30, 2011	$ 50.3
Weighted-Average Remaining Contractual Term
Outstanding June 30, 2011	5.5
Exercisable June 30, 2011	4.5
Aggregate Intrinsic Value
Outstanding June 30, 2011	$ 493.6
Exercisable June 30, 2011	$ 359.2

Summary of the Status and Changes of Shares Subject to Stock Option and SAR Awards and the Related Average Price Per Share (Detail) (USD $)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Number of Shares
Nonvested June 30, 2010	5,586,873
Granted	1,399,068
Vested	(2,798,791)
Canceled	(67,445)
Nonvested June 30, 2011	4,119,705	5,586,873
Weighted-Average Grant Date Fair Value
Nonvested June 30, 2010	$ 16.1
Granted	$ 18.7	$ 15.77	$ 16.56
Vested	$ 16.31
Canceled	$ 16.36
Nonvested June 30, 2011	$ 16.84	$ 16.1

Information Related to Stock Options and SAR Awards Exercised (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net cash proceeds	$ 25,862	$ 10,307	$ 3,557
Intrinsic value	163,752	45,424	4,787
Income tax benefit	$ 42,546	$ 14,031	$ 1,517

Summary of the Status and Changes of Shares Subject to RSU Awards and the Related Average Price Per Share (Detail) (Restricted Stock Units (RSUs), USD $)	12 Months Ended
Jun. 30, 2011
Restricted Stock Units (RSUs)
Number of Shares
Nonvested June 30, 2010	0
Granted	425,359
Vested	(320)
Canceled	(9,864)
Nonvested June 30, 2011	415,175
Weighted-Average Grant Date Fair Value
Nonvested June 30, 2010	$ 0
Granted	$ 62.55
Vested	$ 62.35
Canceled	$ 62.35
Nonvested June 30, 2011	$ 62.55

Restricted Shares for Long Term Incentive Plans (Detail) (Long Term Incentive Plans, USD $) In Thousands, except Share data	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Long Term Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
LTIP 3-year plan	2008-09-10	2007-08-09	2006-07-08
Number of shares issued	157,491	68,172	172,130
Average share value on date of issuance	$ 62.35	$ 48.58	$ 65.34
Total value	$ 9,820	$ 3,312	$ 11,247

Summary of the Status and Changes of Shares Relating to LTIP and the Related Average Price Per Share (Detail) (Long Term Incentive Plans, USD $)	12 Months Ended
Jun. 30, 2011
Long Term Incentive Plans
Number of Shares
Nonvested June 30, 2010	1,350,028
Granted	281,191
Vested	(382,333)
Canceled	(118,429)
Nonvested June 30, 2011	1,130,457
Weighted-Average Grant Date Fair Value
Nonvested June 30, 2010	$ 57.74
Granted	$ 86.34
Vested	$ 61.06
Canceled	$ 63.06
Nonvested June 30, 2011	$ 64.5

Shareholders' Protection Rights Agreement - Additional Information (Detail) (Shareholders' Protection Rights Agreement)	Jun. 30, 2011
Shareholders' Protection Rights Agreement
Stockholders Equity Note [Line Items]
Common shares reserved for issuance under Shareholders' Protection Rights Agreement	155,090,509
Holders of Shareholders' Rights would be entitled to purchase one common share, exercise price	160

Research and Development - Additional Information (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Schedule Of Research And Development [Line Items]
Research and development costs	$ 359,456	$ 316,181	$ 338,908
Costs incurred in connection with research and development contracts	$ 61,327	$ 40,277	$ 50,739

Financial Instruments - Additional Information (Detail)	Jun. 30, 2011 USD ( $)	Jun. 30, 2010 USD ( $)	Jun. 30, 2011 Cross-Currency Swap Contracts EUR ( €)	Jun. 30, 2011 Foreign Exchange Contract EUR ( €)
Derivative [Line Items]
Carrying value of long-term debt, excluding leases	$ 1,765,892,000	$ 1,758,845,000
Fair value of long-term debt, excluding leases	1,902,221,000	1,925,397,000
Cross-currency swap contract maturity			10 years
Aggregate notional amount of cross-currency swap contracts			235,000,000
Aggregate notional amount of forward exchange contracts				€ 200,000,000

Summary of the Location and Fair Value of Derivative Financial Instruments Reported in the Consolidated Balance Sheet (Detail) (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010
Cross-Currency Swap Contracts | Other Liabilities
Derivatives, Fair Value [Line Items]
Net investment hedges	$ 36,582
Costless Collar Contracts | Accounts Receivable
Derivatives, Fair Value [Line Items]
Cash flows hedges	638	1,624
Costless Collar Contracts | Other Accrued Liabilities
Derivatives, Fair Value [Line Items]
Cash flows hedges	$ 2,979	$ 2,334

Gains (Losses) on Derivative Financial Instruments (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Nondesignated | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income	$ 19,048
Nondesignated | Costless Collar Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income	(6,624)	(4,897)	(5,286)
Derivatives Designated as Hedging Instruments | Cross-Currency Swap Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on derivative and non-derivative financial instruments that were recorded in accumulated other comprehensive income (loss) in the Consolidated Balance Sheet	(22,600)
Non Derivative Financial Instruments | Foreign Denominated Debt
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on derivative and non-derivative financial instruments that were recorded in accumulated other comprehensive income (loss) in the Consolidated Balance Sheet	$ (50,581)	$ 40,955

Fair Value of Financial Assets and Liabilities that were Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010
Assets:
Available for sale securities		$ 3,542
Derivatives	638	1,624
Liabilities:
Derivatives	39,561	2,334
Significant Other Observable Inputs (Level 2)
Assets:
Derivatives	638	1,624
Liabilities:
Derivatives	39,561	2,334
Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities		$ 3,542

Fair Value Measurement - Additional Information (Detail) (USD $)	12 Months Ended
Jun. 30, 2011
Fair Value, Measurement Inputs, Disclosure [Line Items]
Investment in the electronic and electrical equipment company, fair value	$ 0
Investment in the electronic and electrical equipment company, expense recognized in net income	$ 3,542,000

Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Loss Contingencies [Line Items]
Reserve for environmental matters	$ 15,257,000
Lawsuits
Loss Contingencies [Line Items]
Contingencies, expense recognized			2,322,000
Regulatory Investigations
Loss Contingencies [Line Items]
Contingencies, expense recognized		654,000	35,084,000
Contingencies, insurance recovery portion of expense recognized with respect to regulatory investigations	10,869,000
Environmental Issue
Loss Contingencies [Line Items]
Estimated total liability for environmental sites range, minimum	15,300,000
Estimated total liability for environmental sites range, maximum	72,100,000
Estimated total liability for environmental sites range, largest	$ 6,100,000

Quarterly Information (Detail) (USD $) In Thousands, except Per Share data	3 Months Ended								12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Quarterly Financial Information [Line Items]
Net sales	$ 3,409,830	$ 3,240,103	$ 2,866,664	$ 2,829,273	$ 2,786,470	$ 2,614,823	$ 2,354,708	$ 2,237,165	$ 12,345,870	[1]	$ 9,993,166	[1]	$ 10,309,015	[1]
Gross profit	819,058	777,020	670,936	691,399	672,280	552,372	485,227	436,220	2,958,413		2,146,099		2,127,667
Net income attributable to common shareholders	$ 292,190	$ 279,589	$ 230,180	$ 247,171	$ 222,163	$ 153,863	$ 104,546	$ 73,493	$ 1,049,130		$ 554,065		$ 508,515
Diluted earnings per share	$ 1.79	$ 1.68	$ 1.39	$ 1.51	$ 1.35	$ 0.94	$ 0.64	$ 0.45	$ 6.37		$ 3.4		$ 3.13

[1]	Net sales are attributed to countries based on the location of the selling unit. North America includes the United States, Canada and Mexico. No country other than the United States represents greater than 10 percent of consolidated sales. Long-lived assets are comprised of plant and equipment based on physical location.

Stock Prices and Dividends (Detail) (USD $)	3 Months Ended												12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Earnings Per Share Disclosure [Line Items]
High	$ 99.4	$ 95	$ 87.36	$ 72.12	$ 72.5	$ 66.71	$ 59.36	$ 55.89	$ 48.45	$ 46.45	$ 52.52	$ 72.69	$ 99.4	$ 72.5	$ 72.69
Low	$ 83.65	$ 82.8	$ 67.52	$ 54.26	$ 55.18	$ 53.5	$ 49.36	$ 39.53	$ 33.13	$ 27.69	$ 31.29	$ 48.67	$ 54.26	$ 39.53	$ 27.69
Dividends	$ 0.37	$ 0.32	$ 0.29	$ 0.27	$ 0.26	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 1.25	$ 1.01	$ 1